UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

Gotham Enhanced 500 ETF Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2025 Gotham Enhanced 500 ETF Ticker: GSPY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Gotham Enhanced 500 ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.gothametfs.com/gspy. You can also request this information by contacting us at (855) 998-4779 or by writing the Fund at Gotham Enhanced 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced 500 ETF	$25	0.50%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of March 31, 2025)

Fund Size (Thousands)	$510,769
Number of Holdings	502
Portfolio Turnover	66%

Sector Breakdown
(% of Total Net Assets)

Technology
26.4%
Communications
21.2%
Consumer, Non-cyclical
15.5%
Financial
15.3%
Industrial
8.2%
Consumer, Cyclical
7.5%
Energy
3.0%
Basic Materials
1.5%
Utilities
1.3%
Cash & Other
0.1%

What did the Fund invest in?

(as of March 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Apple, Inc.	6.6
Microsoft Corp.	6.6
NVIDIA Corp.	5.0
Amazon.com, Inc.	4.5
Alphabet, Inc. - Class A	4.1
Meta Platforms, Inc. - Class A	3.5
Berkshire Hathaway, Inc. - Class B	2.3
JPMorgan Chase & Co.	1.5
T-Mobile US, Inc.	1.5
Broadcom, Inc.	1.5

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.gothametfs.com/gspy.

Gotham 1000 Value ETF Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2025 Gotham 1000 Value ETF Ticker: GVLU (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Gotham 1000 Value ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.gothametfs.com/gvlu. You can also request this information by contacting us at (855) 998-4779 or by writing the Fund at Gotham 1000 Value ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham 1000 Value ETF	$24	0.50%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of March 31, 2025)

Fund Size (Thousands)	$176,223
Number of Holdings	461
Portfolio Turnover	105%

Sector Breakdown
(% of Total Net Assets)

Consumer, Non-cyclical
27.6%
Consumer, Cyclical
18.2%
Industrial
15.3%
Financial
10.6%
Technology
7.6%
Energy
7.1%
Basic Materials
7.1%
Communications
5.2%
Utilities
1.1%
Cash & Other
0.2%

What did the Fund invest in?

(as of March 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Option Care Health, Inc.	0.6
Pilgrim's Pride Corp.	0.6
Veren, Inc.	0.6
Alkermes PLC	0.5
Allstate Corp.	0.5
Progressive Corp.	0.5
Kinross Gold Corp.	0.5
Enstar Group Ltd.	0.5
Ingredion, Inc.	0.5
RenaissanceRe Holdings Ltd	0.5

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.gothametfs.com/gvlu.

Gotham Short Strategies ETF Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2025 Gotham Short Strategies ETF Ticker: SHRT (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Gotham Short Strategies ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.gothametfs.com/shrt. You can also request this information by contacting us at (855) 998-4779 or by writing the Fund at Gotham Short Strategies ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Short Strategies ETF	$66	1.35%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of March 31, 2025)

Fund Size (Thousands)	$15,357
Number of Holdings	653
Portfolio Turnover	311%

Sector Breakdown
(% of Total Net Assets)

Consumer, Non-cyclical
25.1%
Industrial
22.7%
Cash & Other
11.6%
Consumer, Cyclical
11.0%
Technology
9.5%
Basic Materials
7.7%
Energy
6.8%
Communications
4.0%
Utilities
1.6%

What did the Fund invest in?

(as of March 31, 2025)

Top Ten Holdings - Long	(% of Total Net Assets)
Enphase Energy, Inc.	1.7
Baxter International, Inc.	1.6
Broadcom, Inc.	1.5
Veren, Inc.	1.4
Constellation Energy Corp.	1.4
Charles River Laboratories International, Inc.	1.4
Newmont Corp.	1.4
Generac Holdings, Inc.	1.3
CF Industries Holdings, Inc.	1.3
Seagate Technology Holdings PLC	1.3

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.gothametfs.com/shrt.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
March 31, 2025 (Unaudited)

Tidal ETF Trust

• Gotham Enhanced 500 ETF	| GSPY	| NYSE Arca, Inc.
• Gotham 1000 Value ETF	| GVLU	| NYSE Arca, Inc.
• Gotham Short Strategies ETF	| SHRT	| NYSE Arca, Inc.

Gotham ETFs

Schedule of Investments	Gotham Enhanced 500 ETF

March 31, 2025 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Advertising - 0.1%
Interpublic Group of Cos., Inc.	9,523	$258,645
Omnicom Group, Inc. (a)	5,843	484,443
		743,088

Aerospace/Defense - 1.7%
Boeing Co. (b)	2,256	384,761
General Dynamics Corp.	6,941	1,891,978
General Electric Co.	3,780	756,567
Howmet Aerospace, Inc.	1,826	236,887
L3Harris Technologies, Inc.	4,808	1,006,362
Lockheed Martin Corp.	5,980	2,671,326
Northrop Grumman Corp.	1,459	747,022
RTX Corp.	4,663	617,661
TransDigm Group, Inc.	186	257,292
		8,569,856

Agriculture - 1.6%
Altria Group, Inc.	50,951	3,058,079
Archer-Daniels-Midland Co.	1,679	80,609
Bunge Global SA	3,333	254,708
Philip Morris International, Inc.	28,637	4,545,551
		7,938,947

Airlines - 0.2%
Delta Air Lines, Inc.	18,031	786,152
Southwest Airlines Co. (a)	2,142	71,928
United Airlines Holdings, Inc. (b)	1,042	71,950
		930,030

Apparel - 0.7%
Deckers Outdoor Corp. (b)	3,818	426,891
Nike, Inc. - Class B	37,343	2,370,534
Ralph Lauren Corp. - Class A	1,733	382,542
Tapestry, Inc.	6,228	438,513
		3,618,480

Auto Manufacturers - 1.7%
Cummins, Inc.	4,029	1,262,850
Ford Motor Co. (a)	96,209	964,976
General Motors Co.	30,231	1,421,764
PACCAR, Inc.	1,769	172,247
Tesla, Inc. (b)	17,950	4,651,922
		8,473,759

Auto Parts/Equipment - 0.1%
Aptiv PLC (b)	5,925	352,538

Banks - 4.5%
Bank of America Corp.	76,821	3,205,740
Bank of New York Mellon Corp.	7,484	627,683
Citigroup, Inc.	18,955	1,345,616
Citizens Financial Group, Inc.	4,482	183,628
Fifth Third Bancorp	6,871	269,343
Goldman Sachs Group, Inc.	3,714	2,028,921
Huntington Bancshares, Inc.	13,745	206,312
JPMorgan Chase & Co.	31,891	7,822,862

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Gotham Enhanced 500 ETF

March 31, 2025 (Unaudited)

KeyCorp	9,547	152,657
M&T Bank Corp.	1,612	288,145
Morgan Stanley	16,434	1,917,355
Northern Trust Corp.	1,963	193,650
PNC Financial Services Group, Inc.	3,955	695,170
Regions Financial Corp.	4,169	90,592
State Street Corp.	2,928	262,144
Truist Financial Corp.	13,313	547,830
U.S. Bancorp	15,669	661,545
Wells Fargo & Co.	32,944	2,365,050
		22,864,243

Beverages - 1.0%
Brown-Forman Corp. - Class B	1,674	56,815
Coca-Cola Co.	15,103	1,081,677
Constellation Brands, Inc. - Class A	4,585	841,439
Keurig Dr Pepper, Inc.	31,033	1,061,949
Molson Coors Beverage Co. - Class B (a)	6,036	367,411
Monster Beverage Corp. (b)	3,405	199,261
PepsiCo, Inc.	10,323	1,547,831
		5,156,383

Biotechnology - 1.7%
Amgen, Inc.	1,800	560,790
Biogen, Inc. (b)	3,669	502,066
Corteva, Inc.	17,195	1,082,081
Gilead Sciences, Inc.	35,681	3,998,056
Incyte Corp. (b)	4,839	293,002
Moderna, Inc. (b)	1,350	38,273
Regeneron Pharmaceuticals, Inc.	2,962	1,878,589
Vertex Pharmaceuticals, Inc. (b)	861	417,430
		8,770,287

Building Materials - 0.7%
Builders FirstSource, Inc. (b)	3,472	433,792
Carrier Global Corp.	3,090	195,906
Johnson Controls International PLC	16,871	1,351,536
Lennox International, Inc. (a)	896	502,504
Martin Marietta Materials, Inc.	187	89,410
Masco Corp.	5,502	382,609
Mohawk Industries, Inc. (b)	1,563	178,463
Trane Technologies PLC	1,139	383,752
Vulcan Materials Co.	400	93,320
		3,611,292

Chemicals - 1.1%
Air Products and Chemicals, Inc.	763	225,024
Albemarle Corp. (a)	294	21,174
CF Industries Holdings, Inc.	4,364	341,047
Dow, Inc.	2,384	83,249
DuPont de Nemours, Inc.	10,580	790,114
Eastman Chemical Co.	2,950	259,925
Ecolab, Inc.	4,908	1,244,276
International Flavors & Fragrances, Inc.	903	70,082
Linde PLC	1,638	762,718
LyondellBasell Industries NV - Class A	8,238	579,955
Mosaic Co.	1,122	30,305
PPG Industries, Inc.	5,884	643,416
Sherwin-Williams Co.	863	301,351
		5,352,636

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Gotham Enhanced 500 ETF

March 31, 2025 (Unaudited)

Commercial Services - 1.4%
Automatic Data Processing, Inc.	8,908	2,721,661
Cintas Corp.	1,199	246,430
Corpay, Inc. (b)	2,095	730,568
Equifax, Inc. (a)	353	85,977
Global Payments, Inc.	5,267	515,745
MarketAxess Holdings, Inc.	93	20,121
Moody’s Corp.	544	253,335
PayPal Holdings, Inc. (b)	25,496	1,663,614
Quanta Services, Inc. (a)	518	131,665
Rollins, Inc. (a)	1,651	89,204
S&P Global, Inc.	1,078	547,732
United Rentals, Inc.	221	138,501
Verisk Analytics, Inc.	429	127,679
		7,272,232

Computers - 8.1%
Accenture PLC - Class A	2,207	688,672
Apple, Inc.	152,093	33,784,418
Cognizant Technology Solutions Corp. - Class A	4,937	377,681
Crowdstrike Holdings, Inc. - Class A (b)	793	279,596
Dell Technologies, Inc. - Class C	17,868	1,628,668
EPAM Systems, Inc. (b)	1,432	241,779
Fortinet, Inc. (b)	2,529	243,442
Gartner, Inc. (b)	222	93,182
Hewlett Packard Enterprise Co.	33,000	509,190
HP, Inc.	27,855	771,305
International Business Machines Corp.	3,161	786,014
Leidos Holdings, Inc.	4,013	541,514
NetApp, Inc.	6,122	537,756
Seagate Technology Holdings PLC	5,330	452,784
Super Micro Computer, Inc. (a)(b)	2,147	73,513
Western Digital Corp. (a)(b)	8,695	351,539
		41,361,053

Cosmetics/Personal Care - 1.4%
Colgate-Palmolive Co.	20,753	1,944,556
Estee Lauder Cos., Inc. - Class A	9,067	598,422
Kenvue, Inc. (a)	6,795	162,944
Procter & Gamble Co.	27,518	4,689,618
		7,395,540

Distribution/Wholesale - 0.2%
Copart, Inc. (b)	3,360	190,142
Fastenal Co.	2,025	157,039
LKQ Corp.	7,582	322,538
Pool Corp. (a)	116	36,929
W.W. Grainger, Inc.	171	168,919
		875,567

Diversified Financial Services - 4.2%
American Express Co.	8,216	2,210,515
Ameriprise Financial, Inc.	978	473,460
Apollo Global Management, Inc.	5,671	776,587
Blackrock, Inc.	1,705	1,613,748
Capital One Financial Corp.	3,807	682,595
Cboe Global Markets, Inc.	292	66,077

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	Gotham Enhanced 500 ETF

March 31, 2025 (Unaudited)

Charles Schwab Corp.	15,675	1,227,039
CME Group, Inc. - Class A	1,259	334,000
Discover Financial Services	2,523	430,676
Franklin Resources, Inc. (a)	15,650	301,262
Intercontinental Exchange, Inc.	2,336	402,960
Invesco Ltd.	4,449	67,491
Mastercard, Inc. - Class A	9,270	5,081,072
Nasdaq, Inc.	2,032	154,147
Raymond James Financial, Inc. (a)	2,047	284,349
Synchrony Financial	4,037	213,719
T. Rowe Price Group, Inc.	2,756	253,194
Visa, Inc. - Class A	19,828	6,948,921
		21,521,812

Electric - 1.3%
AES Corp.	2,399	29,796
Alliant Energy Corp.	871	56,049
Ameren Corp.	923	92,669
American Electric Power Co., Inc.	1,771	193,517
CenterPoint Energy, Inc.	2,255	81,699
CMS Energy Corp.	968	72,706
Consolidated Edison, Inc.	1,098	121,428
Constellation Energy Corp.	7,959	1,604,773
Dominion Energy, Inc. (a)	2,994	167,874
DTE Energy Co.	751	103,841
Duke Energy Corp.	2,735	333,588
Edison International	1,357	79,954
Entergy Corp.	1,522	130,116
Evergy, Inc.	818	56,401
Eversource Energy	1,887	117,202
Exelon Corp.	3,493	160,957
FirstEnergy Corp.	2,033	82,174
NextEra Energy, Inc.	7,155	507,218
NRG Energy, Inc.	703	67,108
PG&E Corp.	21,555	370,315
Pinnacle West Capital Corp.	278	26,479
PPL Corp. (a)	2,517	90,889
Public Service Enterprise Group, Inc.	1,709	140,651
Sempra	2,185	155,922
Southern Co.	3,757	345,456
Vistra Corp.	8,547	1,003,760
WEC Energy Group, Inc.	1,030	112,249
Xcel Energy, Inc.	1,998	141,438
		6,446,229

Electrical Components/Equipment - 0.6%
AMETEK, Inc.	5,793	997,207
Eaton Corp. PLC	1,383	375,941
Emerson Electric Co.	14,252	1,562,589
Generac Holdings, Inc. (b)	1,498	189,722
		3,125,459

Electronics - 0.7%
Allegion PLC	2,192	285,968
Amphenol Corp. - Class A	4,319	283,283
Fortive Corp.	8,554	625,982
Garmin Ltd.	844	183,258
Honeywell International, Inc.	6,291	1,332,119
Hubbell, Inc.	649	214,761

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	Gotham Enhanced 500 ETF

March 31, 2025 (Unaudited)

Jabil, Inc.	3,420	465,359
Keysight Technologies, Inc. (b)	476	71,290
Mettler-Toledo International, Inc. (b)	60	70,855
TE Connectivity PLC	1,057	149,375
Trimble, Inc. (b)	881	57,838
		3,740,088

Energy-Alternate Sources - 0.0%(c)
Enphase Energy, Inc. (a)(b)	386	23,951
First Solar, Inc. (a)(b)	292	36,918
		60,869

Engineering/Construction - 0.1%
Jacobs Solutions, Inc.	3,127	378,023

Entertainment - 0.1%
Caesars Entertainment, Inc. (b)	5,465	136,625
Live Nation Entertainment, Inc. (b)	821	107,206
TKO Group Holdings, Inc. - Class A	2,057	314,330
		558,161

Environmental Control - 0.2%
Pentair PLC	4,164	364,267
Republic Services, Inc.	1,016	246,035
Veralto Corp.	870	84,781
Waste Management, Inc.	1,410	326,429
		1,021,512

Food - 1.3%
Conagra Brands, Inc.	11,995	319,907
General Mills, Inc. (a)	1,979	118,324
Hershey Co. (a)	712	121,773
Hormel Foods Corp.	1,848	57,177
J M Smucker Co.	307	36,352
Kellanova	8,690	716,838
Kraft Heinz Co.	35,226	1,071,927
Kroger Co.	20,464	1,385,208
Lamb Weston Holdings, Inc.	373	19,881
McCormick & Co., Inc.	908	74,738
Mondelez International, Inc. - Class A	25,056	1,700,050
Sysco Corp. (a)	1,720	129,069
The Campbell’s Co. (a)	7,470	298,202
Tyson Foods, Inc. - Class A	8,958	571,610
		6,621,056

Forest Products/Paper - 0.1%
International Paper Co. (a)	8,788	468,840

Gas - 0.0%(c)
Atmos Energy Corp.	442	68,324
NiSource, Inc.	1,585	63,543
		131,867

Hand/Machine Tools - 0.2%
Snap-on, Inc.	1,531	515,962
Stanley Black & Decker, Inc. (a)	3,902	299,986
		815,948

The accompanying notes are an integral part of these financial statements.	5

Schedule of Investments	Gotham Enhanced 500 ETF

March 31, 2025 (Unaudited)

Healthcare-Products - 1.7%
Abbott Laboratories	17,594	2,333,844
Agilent Technologies, Inc.	989	115,693
Align Technology, Inc. (b)	1,881	298,816
Baxter International, Inc.	12,868	440,472
Bio-Techne Corp.	452	26,501
Boston Scientific Corp. (b)	5,116	516,102
Cooper Cos., Inc. (b)	567	47,826
Danaher Corp.	7,277	1,491,785
Edwards Lifesciences Corp. (b)	2,122	153,803
GE HealthCare Technologies, Inc.	1,591	128,410
Hologic, Inc. (b)	5,871	362,652
IDEXX Laboratories, Inc. (b)	235	98,688
Insulet Corp. (b)	182	47,795
Intuitive Surgical, Inc. (b)	1,110	549,750
Medtronic PLC	4,511	405,358
ResMed, Inc. (a)	487	109,015
Revvity, Inc. (a)	363	38,405
Solventum Corp. (b)	4,331	329,329
STERIS PLC	281	63,689
Stryker Corp.	1,192	443,722
Thermo Fisher Scientific, Inc.	1,335	664,296
Waters Corp. (b)	169	62,288
West Pharmaceutical Services, Inc.	199	44,552
Zimmer Biomet Holdings, Inc.	702	79,452
		8,852,243

Healthcare-Services - 1.7%
Centene Corp. (b)	1,736	105,392
Charles River Laboratories International, Inc. (b)	1,286	193,569
Cigna Group	6,759	2,223,711
DaVita, Inc. (b)	2,136	326,744
Elevance Health, Inc.	5,837	2,538,861
HCA Healthcare, Inc.	884	305,466
Humana, Inc.	423	111,926
IQVIA Holdings, Inc. (b)	507	89,384
Labcorp Holdings, Inc.	251	58,418
Molina Healthcare, Inc. (b)	1,471	484,533
Quest Diagnostics, Inc.	333	56,344
UnitedHealth Group, Inc.	3,229	1,691,189
Universal Health Services, Inc. - Class B	1,790	336,341
		8,521,878

Home Builders - 0.1%
D.R. Horton, Inc.	1,032	131,198
Lennar Corp. - Class A	2,719	312,087
NVR, Inc. (b)	11	79,688
PulteGroup, Inc.	723	74,325
		597,298

Household Products/Wares - 0.4%
Avery Dennison Corp.	2,018	359,143
Church & Dwight Co., Inc.	830	91,375
Clorox Co.	435	64,054
Kimberly-Clark Corp.	10,039	1,427,747
		1,942,319

Insurance - 4.4%
Aflac, Inc.	4,102	456,101

The accompanying notes are an integral part of these financial statements.	6

Schedule of Investments	Gotham Enhanced 500 ETF

March 31, 2025 (Unaudited)

Allstate Corp.	891	184,499
American International Group, Inc.	2,258	196,310
Aon PLC - Class A	5,511	2,199,385
Arch Capital Group Ltd.	1,348	129,651
Arthur J Gallagher & Co.	770	265,835
Assurant, Inc.	326	68,378
Berkshire Hathaway, Inc. - Class B (b)	21,858	11,641,134
Brown & Brown, Inc.	1,007	125,271
Chubb Ltd.	1,512	456,609
Cincinnati Financial Corp.	637	94,098
Erie Indemnity Co. - Class A (a)	149	62,438
Everest Group Ltd.	118	42,873
Globe Life, Inc.	271	35,696
Hartford Insurance Group, Inc.	7,201	890,980
Loews Corp.	5,543	509,457
Marsh & McLennan Cos., Inc.	12,351	3,014,014
MetLife, Inc.	2,414	193,820
Principal Financial Group, Inc.	807	68,087
Progressive Corp.	2,071	586,114
Prudential Financial, Inc.	1,242	138,707
Travelers Cos., Inc.	786	207,865
W.R. Berkley Corp.	1,341	95,426
Willis Towers Watson PLC	2,513	849,268
		22,512,016

Internet - 14.0%
Airbnb, Inc. - Class A (b)	2,193	261,976
Alphabet, Inc. - Class A	135,604	20,969,803
Amazon.com, Inc. (b)	121,374	23,092,617
Booking Holdings, Inc.	834	3,842,163
CDW Corp.	3,348	536,550
DoorDash, Inc. - Class A (b)	1,266	231,387
eBay, Inc. (a)	11,901	806,055
Expedia Group, Inc. - Class A	3,225	542,123
F5, Inc. (b)	1,700	452,659
Gen Digital, Inc.	18,430	489,132
GoDaddy, Inc. - Class A (b)	646	116,370
Match Group, Inc. (a)	6,322	197,246
Meta Platforms, Inc. - Class A	30,700	17,694,252
Netflix, Inc. (b)	1,479	1,379,212
Palo Alto Networks, Inc. (b)	2,142	365,511
Uber Technologies, Inc. (b)	7,166	522,115
VeriSign, Inc. (b)	337	85,554
		71,584,725

Iron/Steel - 0.0%(c)
Nucor Corp.	823	99,040
Steel Dynamics, Inc.	423	52,909
		151,949

Leisure Time - 0.4%
Carnival Corp. (b)	32,867	641,893
Norwegian Cruise Line Holdings Ltd. (b)	11,090	210,266
Royal Caribbean Cruises Ltd.	6,818	1,400,690
		2,252,849

Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	865	196,831
Las Vegas Sands Corp.	2,542	98,198

The accompanying notes are an integral part of these financial statements.	7

Schedule of Investments	Gotham Enhanced 500 ETF

March 31, 2025 (Unaudited)

Marriott International, Inc. - Class A	971	231,292
MGM Resorts International (b)	1,052	31,181
Wynn Resorts Ltd. (a)	386	32,231
		589,733

Machinery-Construction/Mining - 0.8%
Caterpillar, Inc.	12,118	3,996,516
GE Vernova, Inc.	942	287,574
		4,284,090

Machinery-Diversified - 0.5%
Deere & Co.	928	435,557
Dover Corp.	3,867	679,355
IDEX Corp.	217	39,270
Ingersoll Rand, Inc.	1,415	113,242
Nordson Corp.	173	34,898
Otis Worldwide Corp.	1,401	144,583
Rockwell Automation, Inc.	321	82,940
Westinghouse Air Brake Technologies Corp.	4,476	811,723
Xylem, Inc.	822	98,196
		2,439,764

Media - 1.5%
Charter Communications, Inc. - Class A (a)(b)	1,433	528,103
Comcast Corp. - Class A	96,042	3,543,950
FactSet Research Systems, Inc.	109	49,556
Fox Corp. - Class A (a)	11,794	667,540
News Corp. - Class A	14,421	392,540
Paramount Global - Class B	6,773	81,005
Walt Disney Co.	22,660	2,236,542
Warner Bros Discovery, Inc. (b)	8,682	93,158
		7,592,394

Mining - 0.3%
Freeport-McMoRan, Inc.	5,002	189,376
Newmont Corp.	28,406	1,371,441
		1,560,817

Miscellaneous Manufacturing - 1.2%
3M Co.	15,482	2,273,686
A.O. Smith Corp. - Class A	3,627	237,061
Axon Enterprise, Inc. (b)	229	120,443
Illinois Tool Works, Inc.	7,472	1,853,131
Parker-Hannifin Corp.	1,032	627,301
Teledyne Technologies, Inc. (b)	1,172	583,316
Textron, Inc.	4,672	337,552
		6,032,490

Office-Business Equipment - 0.1%
Zebra Technologies Corp. - Class A (b)	1,302	367,893

Oil/Gas - 2.2%
APA Corp. (a)	1,012	21,272
Chevron Corp.	21,779	3,643,409
ConocoPhillips	4,469	469,334
Coterra Energy, Inc.	3,527	101,930
Devon Energy Corp.	2,152	80,485
Diamondback Energy, Inc.	1,016	162,438
EOG Resources, Inc.	7,428	952,567

The accompanying notes are an integral part of these financial statements.	8

Schedule of Investments	Gotham Enhanced 500 ETF

March 31, 2025 (Unaudited)

EQT Corp.	1,789	95,586
Expand Energy Corp.	699	77,813
Exxon Mobil Corp.	38,790	4,613,295
Hess Corp.	998	159,410
Marathon Petroleum Corp.	1,123	163,610
Occidental Petroleum Corp. (a)	3,263	161,062
Phillips 66	1,445	178,429
Texas Pacific Land Corp. (a)	227	300,773
Valero Energy Corp.	1,106	146,069
		11,327,482

Oil/Gas Services - 0.6%
Baker Hughes Co. (a)	25,108	1,103,497
Halliburton Co.	22,389	568,009
Schlumberger NV	35,723	1,493,221
		3,164,727

Packaging/Containers - 0.3%
Amcor PLC	14,499	140,640
Ball Corp.	8,941	465,558
Packaging Corp. of America	2,264	448,317
Smurfit WestRock PLC	5,166	232,780
		1,287,295

Pharmaceuticals - 3.3%
AbbVie, Inc.	6,184	1,295,672
Becton Dickinson & Co.	955	218,752
Bristol-Myers Squibb Co.	7,113	433,822
Cardinal Health, Inc.	827	113,936
Cencora, Inc.	752	209,124
CVS Health Corp.	31,844	2,157,431
Dexcom, Inc. (b)	1,189	81,197
Eli Lilly & Co.	3,110	2,568,580
Henry Schein, Inc. (b)	899	61,572
Johnson & Johnson	9,896	1,641,152
McKesson Corp.	428	288,040
Merck & Co., Inc.	64,051	5,749,218
Pfizer, Inc.	59,096	1,497,492
Viatris, Inc.	30,032	261,579
Zoetis, Inc.	1,568	258,171
		16,835,738

Pipelines - 0.2%
Kinder Morgan, Inc.	7,770	221,678
ONEOK, Inc.	2,053	203,699
Targa Resources Corp.	770	154,362
Williams Cos., Inc.	4,227	252,605
		832,344

Private Equity - 0.4%
Blackstone, Inc.	7,417	1,036,748
KKR & Co., Inc.	8,940	1,033,554
		2,070,302

Real Estate - 0.2%
CBRE Group, Inc. - Class A (b)	7,652	1,000,728
CoStar Group, Inc. (b)	1,469	116,389
		1,117,117

The accompanying notes are an integral part of these financial statements.	9

Schedule of Investments	Gotham Enhanced 500 ETF

March 31, 2025 (Unaudited)

Retail - 3.9%
AutoZone, Inc. (b)	56	213,516
Bath & Body Works, Inc.	5,472	165,911
Best Buy Co., Inc.	6,180	454,910
CarMax, Inc. (b)	523	40,752
Chipotle Mexican Grill, Inc. (b)	4,771	239,552
Costco Wholesale Corp.	1,543	1,459,338
Darden Restaurants, Inc.	360	74,793
Dollar General Corp.	5,545	487,572
Dollar Tree, Inc. (b)	5,426	407,330
Domino’s Pizza, Inc.	104	47,783
Genuine Parts Co.	414	49,324
Home Depot, Inc.	10,696	3,919,977
Lowe’s Cos., Inc.	1,971	459,696
Lululemon Athletica, Inc. (b)	3,088	874,089
McDonald’s Corp.	3,014	941,483
O’Reilly Automotive, Inc. (b)	167	239,241
Ross Stores, Inc.	1,148	146,703
Starbucks Corp.	3,946	387,063
Target Corp.	11,536	1,203,897
TJX Cos., Inc.	28,337	3,451,447
Tractor Supply Co.	1,527	84,138
Ulta Beauty, Inc. (b)	1,179	432,151
Walmart, Inc.	28,043	2,461,895
Williams-Sonoma, Inc.	3,105	490,900
Yum! Brands, Inc.	7,031	1,106,398
		19,839,859

Semiconductors - 9.3%
Advanced Micro Devices, Inc. (b)	5,480	563,015
Analog Devices, Inc.	1,670	336,789
Applied Materials, Inc.	20,525	2,978,588
Broadcom, Inc.	45,138	7,557,455
Intel Corp.	14,947	339,446
KLA Corp.	468	318,146
Lam Research Corp.	32,422	2,357,079
Microchip Technology, Inc.	1,797	86,993
Micron Technology, Inc.	11,254	977,860
Monolithic Power Systems, Inc. (a)	172	99,757
NVIDIA Corp.	235,310	25,502,898
NXP Semiconductors NV	873	165,922
ON Semiconductor Corp. (b)	10,688	434,895
QUALCOMM, Inc.	29,991	4,606,918
Skyworks Solutions, Inc.	4,048	261,622
Teradyne, Inc.	4,093	338,082
Texas Instruments, Inc.	2,790	501,363
		47,426,828

Shipbuilding - 0.0%(c)
Huntington Ingalls Industries, Inc.	126	25,709

Software - 8.9%
Adobe, Inc. (b)	3,405	1,305,920
Akamai Technologies, Inc. (b)	393	31,636
ANSYS, Inc. (b)	873	276,357
Autodesk, Inc. (b)	745	195,041
Broadridge Financial Solutions, Inc.	394	95,529
Cadence Design Systems, Inc. (a)(b)	927	235,764
Dayforce, Inc. (b)	455	26,540

The accompanying notes are an integral part of these financial statements.	10

Schedule of Investments	Gotham Enhanced 500 ETF

March 31, 2025 (Unaudited)

Electronic Arts, Inc.	2,618	378,353
Fair Isaac Corp. (b)	70	129,091
Fidelity National Information Services, Inc.	1,865	139,278
Fiserv, Inc. (b)	14,882	3,286,392
Intuit, Inc.	937	575,309
Jack Henry & Associates, Inc.	214	39,076
Microsoft Corp.	89,140	33,462,265
MSCI, Inc.	225	127,237
Oracle Corp.	9,628	1,346,091
Palantir Technologies, Inc. - Class A (b)	8,402	709,129
Paychex, Inc.	1,122	173,102
Paycom Software, Inc.	169	36,923
PTC, Inc. (b)	326	50,514
Roper Technologies, Inc.	1,086	640,284
Salesforce, Inc.	3,349	898,738
ServiceNow, Inc. (b)	621	494,403
Synopsys, Inc. (b)	467	200,273
Take-Two Interactive Software, Inc. (b)	1,754	363,516
Tyler Technologies, Inc. (b)	115	66,860
Workday, Inc. - Class A (b)	788	184,022
		45,467,643

Telecommunications - 5.6%
Arista Networks, Inc. (b)	31,876	2,469,753
AT&T, Inc.	181,870	5,143,284
Cisco Systems, Inc.	100,795	6,220,059
Corning, Inc.	2,846	130,290
Juniper Networks, Inc.	8,296	300,232
Motorola Solutions, Inc.	3,608	1,579,619
T-Mobile US, Inc.	29,326	7,821,537
Verizon Communications, Inc.	106,693	4,839,594
		28,504,368

Toys/Games/Hobbies - 0.0%(c)
Hasbro, Inc.	494	30,376

Transportation - 1.2%
C.H. Robinson Worldwide, Inc.	2,984	305,562
CSX Corp.	6,663	196,092
Expeditors International of Washington, Inc.	484	58,201
FedEx Corp.	6,048	1,474,381
J.B. Hunt Transport Services, Inc.	290	42,905
Norfolk Southern Corp.	773	183,085
Old Dominion Freight Line, Inc.	733	121,275
Union Pacific Corp.	6,490	1,533,198
United Parcel Service, Inc. - Class B	21,583	2,373,914
		6,288,613

Water - 0.0%(c)
American Water Works Co., Inc.	532	78,481
TOTAL COMMON STOCKS (Cost $434,199,412)		501,755,135

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.6%
Alexandria Real Estate Equities, Inc. (a)	516	47,735
American Tower Corp.	1,604	349,030
AvalonBay Communities, Inc. (a)	3,556	763,189
BXP, Inc. (a)	448	30,101
Camden Property Trust	285	34,856
Crown Castle, Inc.	1,507	157,075

The accompanying notes are an integral part of these financial statements.	11

Schedule of Investments	Gotham Enhanced 500 ETF

March 31, 2025 (Unaudited)

Digital Realty Trust, Inc.	1,037	148,592
Equinix, Inc.	290	236,452
Equity Residential	1,338	95,774
Essex Property Trust, Inc.	227	69,591
Extra Space Storage, Inc.	745	110,625
Federal Realty Investment Trust	234	22,890
Healthpeak Properties, Inc.	2,252	45,535
Host Hotels & Resorts, Inc. (a)	2,397	34,061
Invitation Homes, Inc.	2,168	75,555
Iron Mountain, Inc.	949	81,652
Kimco Realty Corp.	17,080	362,779
Mid-America Apartment Communities, Inc.	334	55,972
Prologis, Inc.	3,149	352,027
Public Storage	500	149,645
Realty Income Corp. (a)	22,459	1,302,847
Regency Centers Corp.	517	38,134
SBA Communications Corp.	324	71,283
Simon Property Group, Inc.	1,124	186,674
UDR, Inc.	1,047	47,293
Ventas, Inc.	11,011	757,116
VICI Properties, Inc.	3,194	104,188
Welltower, Inc.	16,056	2,459,940
Weyerhaeuser Co.	2,505	73,346
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $7,547,111)		8,263,957

SHORT-TERM INVESTMENTS - 2.2%
Investments Purchased with Proceeds from Securities Lending - 2.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (d)	10,864,006	10,864,006

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.27% (d)	497,978	497,978
TOTAL SHORT-TERM INVESTMENTS (Cost $11,361,984)		11,361,984

TOTAL INVESTMENTS - 102.1% (Cost $453,108,507)		521,381,076
Liabilities in Excess of Other Assets - (2.1)%		(10,612,313)
TOTAL NET ASSETS - 100.0%		$510,768,763

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $10,762,753 which represented 2.1% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.	12

Schedule of Investments	Gotham 1000 Value ETF

March 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Advertising - 0.7%
Interpublic Group of Cos., Inc.	26,725	$725,851
Omnicom Group, Inc. (a)	7,024	582,360
		1,308,211

Aerospace/Defense - 0.6%
Hexcel Corp.	6,613	362,128
L3Harris Technologies, Inc.	843	176,448
Lockheed Martin Corp.	357	159,476
Spirit AeroSystems Holdings, Inc. - Class A (b)	9,940	342,532
		1,040,584

Agriculture - 0.8%
Altria Group, Inc.	8,651	519,233
Bunge Global SA	2,931	223,987
Darling Ingredients, Inc. (a)(b)	23,747	741,856
		1,485,076

Airlines - 0.8%
American Airlines Group, Inc. (b)	36,657	386,731
Delta Air Lines, Inc.	12,067	526,121
SkyWest, Inc. (b)	5,761	503,339
		1,416,191

Apparel - 4.0%
Columbia Sportswear Co. (a)	10,754	813,970
Crocs, Inc. (b)	6,527	693,167
Deckers Outdoor Corp. (b)	5,515	616,632
Gildan Activewear, Inc.	12,947	572,516
Hanesbrands, Inc. (b)	21,084	121,655
Kontoor Brands, Inc.	11,282	723,515
Levi Strauss & Co. - Class A	43,680	680,971
NIKE, Inc. - Class B	7,345	466,261
PVH Corp.	10,005	646,723
Ralph Lauren Corp. - Class A	1,928	425,587
Steven Madden Ltd.	3,362	89,564
Tapestry, Inc.	406	28,586
Under Armour, Inc. - Class C (a)(b)	106,540	633,913
VF Corp. (a)	36,188	561,638
		7,074,698

Auto Manufacturers - 0.5%
Cummins, Inc.	814	255,140
General Motors Co.	12,552	590,321
		845,461

Auto Parts/Equipment - 2.1%
Allison Transmission Holdings, Inc.	2,545	243,480
Aptiv PLC (b)	11,729	697,876
BorgWarner, Inc.	14,616	418,748
Dorman Products, Inc. (b)	3,556	428,640
Gentex Corp.	11,468	267,204
Goodyear Tire & Rubber Co. (b)	34,740	320,998
Lear Corp.	8,117	716,082
Magna International, Inc. (a)	20,147	684,797
		3,777,825

The accompanying notes are an integral part of these financial statements.	13

Schedule of Investments	Gotham 1000 Value ETF

March 31, 2025 (Unaudited)

Banks - 0.2%
Bank OZK (a)	3,271	142,125
Cathay General Bancorp	3	129
Columbia Banking System, Inc. (a)	571	14,241
Fulton Financial Corp.	74	1,339
International Bancshares Corp.	2,628	165,722
Valley National Bancorp	222	1,973
		325,529

Beverages - 1.4%
Boston Beer Co., Inc. - Class A (a)(b)	2,464	588,502
Brown-Forman Corp. - Class B (a)	10,329	350,566
Constellation Brands, Inc. - Class A (a)	3,634	666,912
Keurig Dr Pepper, Inc.	1,311	44,862
Molson Coors Beverage Co. - Class B (a)	9,282	564,995
National Beverage Corp.	1,740	72,280
PepsiCo, Inc.	927	138,994
		2,427,111

Biotechnology - 2.9%
Biogen, Inc. (b)	6,063	829,661
Bio-Rad Laboratories, Inc. - Class A (b)	3,180	774,521
Corteva, Inc.	11,934	751,007
Exelixis, Inc. (b)	20,389	752,762
Gilead Sciences, Inc.	3,645	408,422
Halozyme Therapeutics, Inc. (b)	4,636	295,823
Incyte Corp. (b)	9,277	561,722
Regeneron Pharmaceuticals, Inc.	40	25,369
United Therapeutics Corp. (b)	2,290	705,938
		5,105,225

Building Materials - 0.9%
Fortune Brands Innovations, Inc.	331	20,151
Griffon Corp.	4,601	328,971
Johnson Controls International PLC	2,441	195,548
Masco Corp.	4,288	298,188
Mohawk Industries, Inc. (b)	5,064	578,208
Owens Corning	699	99,831
		1,520,897

Chemicals - 4.2%
Ashland, Inc.	6,517	386,393
Avient Corp.	4,844	180,003
Axalta Coating Systems Ltd. (b)	11,052	366,595
Cabot Corp.	6,362	528,937
Celanese Corp. (a)	7,028	398,980
CF Industries Holdings, Inc.	6,959	543,846
DuPont de Nemours, Inc.	1,283	95,814
Eastman Chemical Co.	3,136	276,313
Element Solutions, Inc.	3,910	88,405
FMC Corp. (a)	20,100	848,019
HB Fuller Co.	5,229	293,451
Innospec, Inc.	1,015	96,171
LyondellBasell Industries NV - Class A	9,377	660,141
Minerals Technologies, Inc.	921	58,548
Mosaic Co.	7,877	212,758
NewMarket Corp. (a)	1,003	568,149
Nutrien Ltd.	3,940	195,700
Olin Corp.	9,747	236,267

The accompanying notes are an integral part of these financial statements.	14

Schedule of Investments	Gotham 1000 Value ETF

March 31, 2025 (Unaudited)

PPG Industries, Inc.	6,250	683,438
Quaker Chemical Corp. (a)	1,725	213,227
RPM International, Inc.	1,268	146,682
Sensient Technologies Corp.	4,858	361,581
		7,439,418

Coal - 0.7%
Alpha Metallurgical Resources, Inc. (b)	2,034	254,759
Core Natural Resources, Inc.	2,851	219,812
Teck Resources Ltd. - Class B	20,519	747,507
		1,222,078

Commercial Services - 5.3%
ADT, Inc.	74,213	604,094
Adtalem Global Education, Inc. (b)	3,989	401,453
Alarm.com Holdings, Inc. (b)	2,201	122,486
API Group Corp. (b)	5,393	192,854
Block, Inc. (b)	3,272	177,768
Booz Allen Hamilton Holding Corp.	4,607	481,800
Brink’s Co.	4,070	350,671
Colliers International Group, Inc.	1,525	184,983
Corpay, Inc. (b)	133	46,380
Driven Brands Holdings, Inc. (a)(b)	23,251	398,522
Euronet Worldwide, Inc. (b)	5,619	600,390
FTI Consulting, Inc. (b)	5,148	844,684
Global Payments, Inc.	6,610	647,251
Graham Holdings Co. - Class B	534	513,099
Grand Canyon Education, Inc. (b)	362	62,633
John Wiley & Sons, Inc. - Class A	921	41,040
Korn Ferry	3,531	239,508
ManpowerGroup, Inc.	10,233	592,286
MarketAxess Holdings, Inc.	1,249	270,221
Morningstar, Inc.	881	264,185
Payoneer Global, Inc. (b)	40,750	297,883
PayPal Holdings, Inc. (b)	7,909	516,062
RB Global, Inc.	994	99,698
Stride, Inc. (a)(b)	3,895	492,718
Verra Mobility Corp. (b)	2,773	62,420
WEX, Inc. (a)(b)	3,364	528,215
WillScot Holdings Corp. (a)	9,538	265,156
		9,298,460

Computers - 4.1%
Amdocs Ltd.	3,912	357,948
Amentum Holdings, Inc. (b)	1,908	34,726
ASGN, Inc. (b)	7,880	496,597
CGI, Inc. - Class A	2,301	229,709
Crane NXT Co. (a)	2,039	104,805
Dell Technologies, Inc. - Class C	3,047	277,734
DXC Technology Co. (b)	38,637	658,761
EPAM Systems, Inc. (b)	3,857	651,216
Globant SA (b)	558	65,688
Hewlett Packard Enterprise Co.	44,897	692,761
HP, Inc.	16,607	459,848
Insight Enterprises, Inc. (a)(b)	4,177	626,508
KBR, Inc. (a)	2,264	112,770
Kyndryl Holdings, Inc. (b)	5,273	165,572
Leidos Holdings, Inc.	3,704	499,818
Maximus, Inc.	3,378	230,346

The accompanying notes are an integral part of these financial statements.	15

Schedule of Investments	Gotham 1000 Value ETF

March 31, 2025 (Unaudited)

NetApp, Inc.	3,187	279,946
Parsons Corp. (b)	5,163	305,701
Science Applications International Corp.	728	81,732
Seagate Technology Holdings PLC	1,704	144,755
Western Digital Corp. (a)(b)	17,171	694,223
		7,171,164

Cosmetics/Personal Care - 1.1%
Colgate-Palmolive Co.	161	15,086
Coty, Inc. - Class A (b)	125,586	686,955
Estee Lauder Cos., Inc. - Class A	3,186	210,276
Interparfums, Inc.	3,739	425,760
Perrigo Co. PLC	18,343	514,338
		1,852,415

Distribution/Wholesale - 0.7%
Core & Main, Inc. - Class A (b)	764	36,909
LKQ Corp.	13,086	556,678
Pool Corp. (a)	294	93,595
Resideo Technologies, Inc. (b)	1,858	32,887
WESCO International, Inc.	3,131	486,244
W.W. Grainger, Inc.	19	18,769
		1,225,082

Diversified Financial Services - 0.9%
Cboe Global Markets, Inc.	1,077	243,714
CME Group, Inc. - Class A	2,162	573,557
Enact Holdings, Inc.	5,598	194,531
Intercorp Financial Services, Inc.	919	30,446
Visa, Inc. - Class A	91	31,892
Western Union Co. (a)	50,119	530,259
		1,604,399

Electric - 0.8%
Constellation Energy Corp.	3,827	771,638
Dominion Energy, Inc. (a)	3,872	217,103
Talen Energy Corp. (b)	1,722	343,832
		1,332,573

Electrical Components/Equipment - 0.5%
Acuity, Inc.	87	22,912
AMETEK, Inc.	134	23,067
Generac Holdings, Inc. (b)	4,276	541,555
Littelfuse, Inc.	612	120,405
Powell Industries, Inc. (a)	1,519	258,731
		966,670

Electronics - 2.5%
Allegion PLC	1,178	153,682
Arrow Electronics, Inc. (b)	6,825	708,640
Atkore, Inc. (a)	3,618	217,044
Avnet, Inc. (a)	15,294	735,488
Brady Corp. - Class A	727	51,355
Celestica, Inc. (b)	2,161	170,308
Itron, Inc. (b)	874	91,560
Jabil, Inc.	2,565	349,020
NEXTracker, Inc. - Class A (b)	9,110	383,895
Plexus Corp. (b)	5,098	653,207
Sanmina Corp. (b)	2,593	197,535

The accompanying notes are an integral part of these financial statements.	16

Schedule of Investments	Gotham 1000 Value ETF

March 31, 2025 (Unaudited)

Sensata Technologies Holding PLC	19,848	481,711
TE Connectivity PLC	853	120,546
Vontier Corp.	3,386	111,230
		4,425,221

Energy-Alternate Sources - 0.0%(c)
Enphase Energy, Inc. (a)(b)	705	43,745

Engineering/Construction - 2.5%
AECOM	1,372	127,226
Comfort Systems USA, Inc.	152	48,994
Dycom Industries, Inc. (b)	2,162	329,359
EMCOR Group, Inc.	1,567	579,210
Everus Construction Group, Inc. (b)	519	19,250
Fluor Corp. (b)	4,260	152,593
Frontdoor, Inc. (b)	7,977	306,476
Granite Construction, Inc. (a)	6,411	483,390
IES Holdings, Inc. (a)(b)	2,327	384,211
Jacobs Solutions, Inc.	4,875	589,339
MasTec, Inc. (b)	1,175	137,134
Primoris Services Corp.	11,376	653,096
Sterling Infrastructure, Inc. (b)	1,778	201,287
TopBuild Corp. (b)	1,469	447,972
		4,459,537

Entertainment - 1.3%
Caesars Entertainment, Inc. (b)	568	14,200
Cinemark Holdings, Inc. (a)	20,702	515,273
International Game Technology PLC	10,814	175,836
Red Rock Resorts, Inc. - Class A	5,871	254,625
TKO Group Holdings, Inc. - Class A	5,879	898,370
United Parks & Resorts, Inc. (a)(b)	7,086	322,129
Vail Resorts, Inc.	342	54,727
Warner Music Group Corp. - Class A	4,134	129,601
		2,364,761

Environmental Control - 0.2%
Tetra Tech, Inc.	11,360	332,280

Food - 4.9%
Albertsons Cos., Inc. - Class A	16,106	354,171
Cal-Maine Foods, Inc. (a)	4,852	441,047
Conagra Brands, Inc.	29,854	796,206
Flowers Foods, Inc. (a)	10,757	204,490
General Mills, Inc. (a)	10,771	643,998
Hershey Co. (a)	2,522	431,338
Hormel Foods Corp.	6,693	207,081
Ingredion, Inc.	6,857	927,135
J & J Snack Foods Corp.	490	64,543
J M Smucker Co.	4,520	535,213
Kellanova	663	54,691
Kraft Heinz Co.	20,297	617,638
Kroger Co.	1,133	76,693
Lancaster Colony Corp.	833	145,775
Mondelez International, Inc. - Class A	1,441	97,772
Pilgrim’s Pride Corp. (a)(b)	19,044	1,038,088
Post Holdings, Inc. (b)	4,807	559,342
Simply Good Foods Co. (a)(b)	3,528	121,681
The Campbell’s Co. (a)	10,737	428,621

The accompanying notes are an integral part of these financial statements.	17

Schedule of Investments	Gotham 1000 Value ETF

March 31, 2025 (Unaudited)

Tyson Foods, Inc. - Class A	8,979	572,950
US Foods Holding Corp. (b)	5,671	371,224
		8,689,697

Forest Products/Paper - 0.4%
International Paper Co. (a)	4,776	254,800
Sylvamo Corp.	6,888	461,978
		716,778

Gas - 0.3%
MDU Resources Group, Inc.	20,546	347,433
Southwest Gas Holdings, Inc.	1,289	92,550
		439,983

Hand/Machine Tools - 1.0%
Franklin Electric Co., Inc.	3,890	365,193
Lincoln Electric Holdings, Inc. (a)	356	67,341
MSA Safety, Inc.	1,517	222,529
Regal Rexnord Corp. (a)	3,833	436,387
Snap-on, Inc.	513	172,886
Stanley Black & Decker, Inc. (a)	7,029	540,390
		1,804,726

Healthcare-Products - 2.7%
Align Technology, Inc. (b)	1,090	173,157
Avantor, Inc. (b)	14,361	232,792
Baxter International, Inc.	16,925	579,343
DENTSPLY SIRONA, Inc.	32,470	485,102
Envista Holdings Corp. (b)	32,618	562,987
GE HealthCare Technologies, Inc.	1,406	113,478
Globus Medical, Inc. - Class A (b)	3,196	233,947
Hologic, Inc. (b)	3,070	189,634
Lantheus Holdings, Inc. (a)(b)	5,015	489,464
Masimo Corp. (b)	1,037	172,764
QIAGEN NV	9,305	373,596
Solventum Corp. (b)	7,411	563,533
Teleflex, Inc.	4,660	643,965
		4,813,762

Healthcare-Services - 2.7%
Amedisys, Inc. (b)	8,951	829,131
Centene Corp. (b)	7,837	475,784
Charles River Laboratories International, Inc. (b)	2,225	334,907
Cigna Group	1,322	434,938
Concentra Group Holdings Parent, Inc.	10,217	221,709
DaVita, Inc. (b)	3,306	505,719
Elevance Health, Inc.	560	243,578
HCA Healthcare, Inc.	318	109,885
Humana, Inc.	145	38,367
Molina Healthcare, Inc. (b)	1,912	629,794
Tenet Healthcare Corp. (b)	2,063	277,473
UnitedHealth Group, Inc.	81	42,424
Universal Health Services, Inc. - Class B	3,359	631,156
		4,774,865

Home Builders - 0.2%
LCI Industries (a)	3,955	345,786

The accompanying notes are an integral part of these financial statements.	18

Schedule of Investments	Gotham 1000 Value ETF

March 31, 2025 (Unaudited)

Home Furnishings - 0.2%
Somnigroup International, Inc. (a)	5,445	326,047

Household Products/Wares - 0.9%
Avery Dennison Corp.	2,314	411,823
Clorox Co.	1,306	192,308
Kimberly-Clark Corp.	1,944	276,476
Reynolds Consumer Products, Inc.	28,027	668,724
		1,549,331

Housewares - 0.3%
Newell Brands, Inc.	73,640	456,568

Insurance - 9.3%
Aflac, Inc.	2,723	302,770
Allstate Corp.	4,652	963,290
American Financial Group, Inc.	3,152	413,984
Arch Capital Group Ltd.	8,051	774,345
Assurant, Inc.	2,469	517,873
Assured Guaranty Ltd.	4,651	409,753
Axis Capital Holdings Ltd.	7,996	801,519
Chubb Ltd.	1,571	474,426
Cincinnati Financial Corp.	1,972	291,304
CNO Financial Group, Inc.	5,686	236,822
Enstar Group Ltd. (b)	2,794	928,670
Everest Group Ltd.	232	84,293
First American Financial Corp.	2,331	152,984
Globe Life, Inc.	6,044	796,116
Hanover Insurance Group, Inc.	5,003	870,272
Hartford Insurance Group, Inc.	2,977	368,344
Kemper Corp.	3,062	204,695
Kinsale Capital Group, Inc. (a)	849	413,217
Lincoln National Corp.	9,055	325,165
Markel Group, Inc. (b)	418	781,497
Mercury General Corp.	6,279	350,996
MetLife, Inc.	7,111	570,942
MGIC Investment Corp.	7	173
Old Republic International Corp.	4,028	157,978
Primerica, Inc.	1,943	552,842
Progressive Corp.	3,332	942,989
Prudential Financial, Inc.	3,861	431,196
Reinsurance Group of America, Inc.	316	62,220
RenaissanceRe Holdings Ltd.	3,749	899,760
Sun Life Financial, Inc.	4,829	276,509
Travelers Cos., Inc.	2,976	787,033
Unum Group	3,670	298,958
W.R. Berkley Corp.	8,340	593,474
Willis Towers Watson PLC	1,271	429,534
		16,465,943

Internet - 0.9%
Booking Holdings, Inc.	24	110,566
Etsy, Inc. (b)	7,084	334,223
Expedia Group, Inc. - Class A	1,310	220,211
Gen Digital, Inc.	6,345	168,396
Match Group, Inc. (a)	13,791	430,279
VeriSign, Inc. (b)	1,287	326,731
		1,590,406

The accompanying notes are an integral part of these financial statements.	19

Schedule of Investments	Gotham 1000 Value ETF

March 31, 2025 (Unaudited)

Leisure Time - 1.2%
Acushnet Holdings Corp. (a)	6,393	438,943
BRP, Inc.	459	15,519
Brunswick Corp. (a)	5,928	319,223
Harley-Davidson, Inc. (a)	12,341	311,610
Life Time Group Holdings, Inc. (b)	11,677	352,646
YETI Holdings, Inc. (a)(b)	20,542	679,940
		2,117,881

Lodging - 0.5%
Boyd Gaming Corp.	3,453	227,311
Hyatt Hotels Corp. - Class A (a)	2,821	345,572
Wynn Resorts Ltd. (a)	2,649	221,192
		794,075

Machinery-Construction/Mining - 0.6%
Caterpillar, Inc.	836	275,713
Oshkosh Corp.	6,643	624,973
Vertiv Holdings Co. - Class A	1,721	124,256
		1,024,942

Machinery-Diversified - 2.0%
AGCO Corp. (a)	7,626	705,939
Cactus, Inc. - Class A	10,749	492,627
Chart Industries, Inc. (a)(b)	2,224	321,056
Dover Corp.	612	107,516
Flowserve Corp.	5,345	261,050
Gates Industrial Corp. PLC (b)	14,420	265,472
Middleby Corp. (b)	2,372	360,496
Mueller Water Products, Inc. - Class A (a)	18,659	474,312
Toro Co. (a)	4,796	348,909
Watts Water Technologies, Inc. - Class A	665	135,607
Xylem, Inc.	174	20,786
		3,493,770

Media - 1.8%
Charter Communications, Inc. - Class A (a)(b)	265	97,661
Comcast Corp. - Class A	8,793	324,462
Fox Corp. - Class A (a)	14,182	802,701
New York Times Co. - Class A	1,377	68,299
Nexstar Media Group, Inc. (a)	3,496	626,553
Sirius XM Holdings, Inc. (a)	28,191	635,566
TEGNA, Inc.	32,106	584,971
Walt Disney Co.	998	98,503
		3,238,716

Metal Fabricate/Hardware - 0.6%
Timken Co. (a)	5,934	426,477
Valmont Industries, Inc.	1,979	564,747
		991,224

Mining - 2.5%
Agnico Eagle Mines Ltd.	2,065	223,867
Alcoa Corp.	21,259	648,400
Hudbay Minerals, Inc. (a)	94,029	713,680
Kinross Gold Corp.	73,809	930,731
New Gold, Inc. (b)	82,289	305,292
Newmont Corp.	12,974	626,385

The accompanying notes are an integral part of these financial statements.	20

Schedule of Investments	Gotham 1000 Value ETF

March 31, 2025 (Unaudited)

Orla Mining Ltd. (b)	14,347	134,144
Pan American Silver Corp.	22,838	589,906
Royal Gold, Inc.	1,234	201,771
Southern Copper Corp. (a)	978	91,404
		4,465,580

Miscellaneous Manufacturing - 1.1%
3M Co.	4,456	654,408
A.O. Smith Corp. - Class A	4,765	311,440
Carlisle Cos., Inc.	1,293	440,267
Fabrinet (b)	139	27,454
JBT Marel Corp.	3,597	439,553
Teledyne Technologies, Inc. (b)	221	109,994
		1,983,116

Office-Business Equipment - 0.1%
Zebra Technologies Corp. - Class A (b)	473	133,651

Oil/Gas - 3.9%
Cenovus Energy, Inc.	34,854	484,819
Chevron Corp.	3,425	572,968
Coterra Energy, Inc.	7,638	220,738
EOG Resources, Inc.	4,018	515,268
Helmerich & Payne, Inc. (a)	10,209	266,659
HF Sinclair Corp. (a)	8,927	293,520
Imperial Oil Ltd. (a)	5,598	404,847
Magnolia Oil & Gas Corp. - Class A	11,135	281,270
Murphy Oil Corp. (a)	21,589	613,128
Ovintiv, Inc.	9,595	410,666
Patterson-UTI Energy, Inc.	48,268	396,763
Suncor Energy, Inc.	15,777	610,886
Transocean Ltd. (b)	61,419	194,698
Veren, Inc.	155,053	1,026,451
Weatherford International PLC	11,119	595,423
		6,888,104

Oil/Gas Services - 2.0%
Baker Hughes Co. (a)	664	29,183
ChampionX Corp.	19,452	579,670
Halliburton Co.	27,280	692,093
NOV, Inc.	50,632	770,619
Schlumberger NV	14,377	600,959
TechnipFMC PLC	16,105	510,367
Tidewater, Inc. (a)(b)	7,372	311,614
		3,494,505

Packaging/Containers - 1.9%
AptarGroup, Inc.	1,848	274,206
Ball Corp.	14,457	752,776
Crown Holdings, Inc.	8,564	764,423
Graphic Packaging Holding Co.	17,552	455,650
Pactiv Evergreen, Inc.	27,980	503,920
Sealed Air Corp. (a)	15,539	449,077
Silgan Holdings, Inc.	2,268	115,940
		3,315,992

Pharmaceuticals - 4.9%
Alkermes PLC (b)	29,260	966,165
Bausch Health Cos., Inc. (a)(b)	48,855	316,092

The accompanying notes are an integral part of these financial statements.	21

Schedule of Investments	Gotham 1000 Value ETF

March 31, 2025 (Unaudited)

Bristol-Myers Squibb Co.	1,869	113,990
Cardinal Health, Inc.	2,238	308,329
Catalyst Pharmaceuticals, Inc. (b)	7,150	173,387
Cencora, Inc.	328	91,214
CVS Health Corp.	9,504	643,896
Elanco Animal Health, Inc. (a)(b)	48,709	511,445
Henry Schein, Inc. (b)	8,610	589,699
Jazz Pharmaceuticals PLC (b)	6,358	789,346
Merck & Co., Inc.	9,379	841,859
Neurocrine Biosciences, Inc. (b)	4,719	521,921
Option Care Health, Inc. (b)	30,088	1,051,576
Organon & Co. (a)	41,775	622,030
Pfizer, Inc.	12,962	328,457
Viatris, Inc.	74,795	651,464
Zoetis, Inc.	1,083	178,316
		8,699,186

Pipelines - 0.5%
TC Energy Corp. (a)	17,545	828,299

Real Estate - 0.1%
Howard Hughes Holdings, Inc. (b)	1,516	112,305

Retail - 5.6%
Abercrombie & Fitch Co. - Class A (b)	11,538	881,157
Academy Sports & Outdoors, Inc. (a)	6,366	290,353
American Eagle Outfitters, Inc. (a)	40,236	467,542
AutoNation, Inc. (b)	243	39,347
Bath & Body Works, Inc.	13,492	409,078
Best Buy Co., Inc.	6,957	512,105
Darden Restaurants, Inc.	940	195,294
Dillard’s, Inc. - Class A (a)	1,280	458,406
Dollar General Corp.	8,653	760,858
Dollar Tree, Inc. (b)	11,361	852,870
Five Below, Inc. (b)	7,879	590,334
Gap, Inc. (a)	29,567	609,376
Lululemon Athletica, Inc. (b)	1,473	416,947
Macy’s, Inc. (a)	47,872	601,272
MSC Industrial Direct Co., Inc. - Class A (a)	4,022	312,389
Nordstrom, Inc. (a)	22,357	546,629
Ross Stores, Inc.	242	30,925
Target Corp.	6,355	663,208
Ulta Beauty, Inc. (b)	1,562	572,536
Urban Outfitters, Inc. (b)	13,390	701,636
Wendy’s Co.	1,944	28,441
		9,940,703

Semiconductors - 1.9%
Amkor Technology, Inc.	13,891	250,871
Axcelis Technologies, Inc. (a)(b)	2,298	114,142
Cirrus Logic, Inc. (b)	5,241	522,292
GLOBALFOUNDRIES, Inc. (a)(b)	14,031	517,884
IPG Photonics Corp. (b)	8,703	549,507
MKS Instruments, Inc. (a)	1,155	92,573
ON Semiconductor Corp. (b)	11,200	455,728
Qorvo, Inc. (a)(b)	3,594	260,242
Skyworks Solutions, Inc. (a)	9,833	635,507
		3,398,746

The accompanying notes are an integral part of these financial statements.	22

Schedule of Investments	Gotham 1000 Value ETF

March 31, 2025 (Unaudited)

Software - 1.5%
ACI Worldwide, Inc. (b)	4,062	222,232
Concentrix Corp.	7,754	431,432
Dropbox, Inc. - Class A (b)	10,215	272,843
Open Text Corp.	17,599	444,551
Paycom Software, Inc.	1,154	252,126
Teradata Corp. (b)	17,655	396,884
Zoom Communications, Inc. - Class A (b)	7,451	549,660
		2,569,728

Telecommunications - 1.8%
AT&T, Inc.	461	13,037
BCE, Inc.	27,129	622,882
Ciena Corp. (b)	2,129	128,655
InterDigital, Inc. (a)	1,446	298,960
Iridium Communications, Inc.	12,512	341,828
Juniper Networks, Inc.	6,121	221,519
Rogers Communications, Inc. - Class B (a)	19,681	526,073
TELUS Corp. (a)	13,182	189,030
Ubiquiti, Inc. (a)	1,400	434,196
Verizon Communications, Inc.	9,752	442,351
		3,218,531

Textiles - 0.2%
UniFirst Corp.	1,890	328,860

Toys/Games/Hobbies - 0.6%
Hasbro, Inc.	6,112	375,827
Mattel, Inc. (b)	38,518	748,405
		1,124,232

Transportation - 0.9%
FedEx Corp.	1,927	469,764
Kirby Corp. (b)	3,934	397,373
Matson, Inc.	1,789	229,296
United Parcel Service, Inc. - Class B	3,834	421,702
		1,518,135
TOTAL COMMON STOCKS (Cost $174,758,745)		175,718,784

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.1%
American Tower Corp.	298	64,845
Outfront Media, Inc. (a)	3,672	59,266
SBA Communications Corp.	258	56,763
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON - (Cost $177,557)		180,874

SHORT-TERM INVESTMENTS - 19.5%
Investments Purchased with Proceeds from Securities Lending - 19.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (d)	34,273,775	34,273,775
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.27% (d)	147,714	147,714
TOTAL SHORT-TERM INVESTMENTS (Cost $34,421,489)		34,421,489

TOTAL INVESTMENTS - 119.3% (Cost $209,357,791)		210,321,147
Liabilities in Excess of Other Assets - (19.3)%		(34,098,621)
TOTAL NET ASSETS - 100.0%		$176,222,526

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	23

Schedule of Investments	Gotham 1000 Value ETF

March 31, 2025 (Unaudited)

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $33,511,191 which represented 19.0% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.	24

Schedule of Investments	Gotham Short Strategies ETF
March 31, 2025 (Unaudited)

COMMON STOCKS - 88.4%	Shares	Value
Aerospace/Defense - 0.8%
Hexcel Corp.	1,687	$92,380
Spirit AeroSystems Holdings, Inc. - Class A (a)	811	27,947
		120,327

Agriculture - 0.5%
Darling Ingredients, Inc. (a)	2,410	75,288

Airlines - 0.5%
Delta Air Lines, Inc.	1,750	76,300

Apparel - 0.8%
Deckers Outdoor Corp. (a)	1,057	118,183

Auto Manufacturers - 0.4%
Cummins, Inc.	185	57,986

Auto Parts/Equipment - 2.5%
Aptiv PLC (a)	2,781	165,469
Dorman Products, Inc. (a)	41	4,942
Lear Corp.	1,326	116,980
Magna International, Inc.	2,625	89,224
		376,615

Beverages - 0.1%
Molson Coors Beverage Co. - Class B	229	13,939

Biotechnology - 4.6%
ADMA Biologics, Inc. (a)	1,680	33,331
Amgen, Inc.	361	112,470
BioMarin Pharmaceutical, Inc. (a)	878	62,066
Bio-Rad Laboratories, Inc. - Class A (a)	303	73,799
Corteva, Inc.	2,652	166,890
Exelixis, Inc. (a)	1,590	58,703
Incyte Corp. (a)	606	36,693
Krystal Biotech, Inc. (a)	99	17,850
Regeneron Pharmaceuticals, Inc.	147	93,232
United Therapeutics Corp. (a)	176	54,255
		709,289

Building Materials - 2.2%
Armstrong World Industries, Inc.	150	21,132
Johnson Controls International PLC	1,679	134,505
Mohawk Industries, Inc. (a)	1,107	126,397
SPX Technologies, Inc. (a)	350	45,073
West Fraser Timber Co. Ltd.	208	16,004
		343,111

Chemicals - 3.7%
Cabot Corp.	1,007	83,722
CF Industries Holdings, Inc.	2,596	202,878
DuPont de Nemours, Inc.	87	6,497
Eastman Chemical Co.	1,039	91,546
Element Solutions, Inc.	1,366	30,885
FMC Corp.	424	17,889
LyondellBasell Industries NV - Class A	1,816	127,846

The accompanying notes are an integral part of these financial statements.	25

Schedule of Investments	Gotham Short Strategies ETF
March 31, 2025 (Unaudited)

PPG Industries, Inc.	111	12,138
		573,401

Coal - 0.1%
Teck Resources Ltd. - Class B	551	20,073

Commercial Services - 0.6%
Graham Holdings Co. - Class B	22	21,139
Robert Half, Inc.	770	42,003
Valvoline, Inc. (a)	1,042	36,272
		99,414

Computers - 4.3%
CGI, Inc. - Class A	89	8,885
EPAM Systems, Inc. (a)	106	17,897
Gartner, Inc. (a)	144	60,443
Hewlett Packard Enterprise Co.	5,584	86,161
Kyndryl Holdings, Inc. (a)	3,343	104,970
Okta, Inc. (a)	561	59,028
Seagate Technology Holdings PLC	2,304	195,725
Western Digital Corp. (a)	3,205	129,578
		662,687

Cosmetics/Personal Care - 0.6%
Coty, Inc. - Class A (a)	1,800	9,846
Interparfums, Inc.	372	42,360
Perrigo Co. PLC	1,601	44,892
		97,098

Distribution/Wholesale - 1.6%
Pool Corp.	86	27,378
Watsco, Inc.	264	134,191
WESCO International, Inc.	582	90,385
		251,954

Electric - 1.6%
Constellation Energy Corp.	1,069	215,542
Evergy, Inc.	151	10,411
Pinnacle West Capital Corp.	194	18,479
		244,432

Electrical Components/Equipment - 3.6%
Acuity, Inc.	88	23,175
AMETEK, Inc.	383	65,930
Belden, Inc.	176	17,644
Emerson Electric Co.	1,396	153,057
Generac Holdings, Inc. (a)	1,634	206,946
Littelfuse, Inc.	121	23,806
Novanta, Inc. (a)	444	56,774
		547,332

Electronics - 2.8%
Advanced Energy Industries, Inc.	80	7,625
Avnet, Inc.	245	11,782
Badger Meter, Inc.	4	761
Celestica, Inc. (a)	369	29,081
Coherent Corp. (a)	1,081	70,200
ESCO Technologies, Inc.	6	955

The accompanying notes are an integral part of these financial statements.	26

Schedule of Investments	Gotham Short Strategies ETF
March 31, 2025 (Unaudited)

Fortive Corp.	158	11,562
Garmin Ltd.	105	22,799
Itron, Inc. (a)	806	84,437
Mettler-Toledo International, Inc. (a)	1	1,181
NEXTracker, Inc. - Class A (a)	1,662	70,037
nVent Electric PLC	13	681
Plexus Corp. (a)	310	39,720
Sensata Technologies Holding PLC	2,750	66,742
Trimble, Inc. (a)	228	14,968
		432,531

Energy-Alternate Sources - 1.7%
Enphase Energy, Inc. (a)	4,277	265,388

Engineering/Construction - 1.9%
AECOM	177	16,413
EMCOR Group, Inc.	525	194,056
Exponent, Inc.	46	3,729
MasTec, Inc. (a)	9	1,050
Primoris Services Corp.	741	42,541
Sterling Infrastructure, Inc. (a)	292	33,057
		290,846

Entertainment - 0.2%
Vail Resorts, Inc.	147	23,523

Food - 3.1%
Cal-Maine Foods, Inc.	1,236	112,352
Hershey Co.	44	7,525
Ingredion, Inc.	433	58,546
J M Smucker Co.	562	66,547
Lancaster Colony Corp.	15	2,625
Pilgrim’s Pride Corp. (a)	2,315	126,191
Post Holdings, Inc. (a)	761	88,550
US Foods Holding Corp. (a)	90	5,891
		468,227

Hand/Machine Tools - 0.2%
Franklin Electric Co., Inc.	354	33,234

Healthcare-Products - 7.8%
Alcon AG	1,386	131,573
Align Technology, Inc. (a)	880	139,797
Avantor, Inc. (a)	1,205	19,533
Baxter International, Inc.	7,237	247,723
Bio-Techne Corp.	7	410
Bruker Corp.	695	29,009
Edwards Lifesciences Corp. (a)	1,110	80,453
Globus Medical, Inc. - Class A (a)	2,622	191,930
Masimo Corp. (a)	934	155,604
QIAGEN NV	343	13,772
Repligen Corp. (a)	950	120,878
Teleflex, Inc.	207	28,605
Thermo Fisher Scientific, Inc.	88	43,789
		1,203,076

Healthcare-Services - 2.9%
Charles River Laboratories International, Inc. (a)	1,411	212,384
IQVIA Holdings, Inc. (a)	204	35,965

The accompanying notes are an integral part of these financial statements.	27

Schedule of Investments	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

Labcorp Holdings, Inc.	40	9,309
Universal Health Services, Inc. - Class B	991	186,209
		443,867

Home Builders - 0.5%
Champion Homes, Inc. (a)	746	70,691
Thor Industries, Inc.	123	9,325
		80,016

Home Furnishings - 0.8%
Dolby Laboratories, Inc. - Class A	263	21,122
SharkNinja, Inc. (a)	807	67,312
Somnigroup International, Inc.	590	35,329
		123,763

Internet - 0.7%
Airbnb, Inc. - Class A (a)	43	5,137
DoorDash, Inc. - Class A (a)	86	15,718
F5, Inc. (a)	336	89,467
		110,322

Leisure Time - 0.2%
Acushnet Holdings Corp.	184	12,634
Amer Sports, Inc. (a)	437	11,681
Royal Caribbean Cruises Ltd.	3	616
		24,931

Lodging - 0.2%
Choice Hotels International, Inc.	72	9,560
Las Vegas Sands Corp.	456	17,616
		27,176

Machinery-Construction/Mining - 1.4%
Bloom Energy Corp. - Class A (a)	3,124	61,418
Oshkosh Corp.	1,566	147,329
Vertiv Holdings Co. - Class A	76	5,487
		214,234

Machinery-Diversified - 4.5%
AGCO Corp.	314	29,067
Chart Industries, Inc. (a)	1	144
Cognex Corp.	437	13,036
Crane Co.	6	919
Dover Corp.	810	142,301
Gates Industrial Corp. PLC (a)	4,041	74,395
Mueller Water Products, Inc. - Class A	40	1,017
Rockwell Automation, Inc.	715	184,742
Toro Co.	822	59,800
Watts Water Technologies, Inc. - Class A	351	71,576
Xylem, Inc.	988	118,026
		695,023

Media - 1.0%
Nexstar Media Group, Inc.	467	83,696
Warner Bros Discovery, Inc. (a)	6,317	67,781
		151,477
Metal Fabricate/Hardware - 1.2%

The accompanying notes are an integral part of these financial statements.	28

Schedule of Investments	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

Timken Co.	570	40,966
Valmont Industries, Inc.	476	135,836
		176,802

Mining - 4.0%
Agnico Eagle Mines Ltd.	1,163	126,081
Alcoa Corp.	4,176	127,368
Newmont Corp.	4,299	207,556
Pan American Silver Corp.	6,083	157,124
Southern Copper Corp.	1	58
Wheaton Precious Metals Corp.	11	854
		619,041

Miscellaneous Manufacturing - 2.5%
Enpro, Inc.	65	10,516
ITT, Inc.	300	38,748
JBT Marel Corp.	1,201	146,762
Parker-Hannifin Corp.	249	151,355
Teledyne Technologies, Inc. (a)	58	28,867
		376,248

Office-Business Equipment - 0.9%
Zebra Technologies Corp. - Class A (a)	508	143,541

Oil/Gas - 3.6%
Magnolia Oil & Gas Corp. - Class A	2,883	72,825
Marathon Petroleum Corp.	200	29,138
Suncor Energy, Inc.	4,967	192,322
Texas Pacific Land Corp.	22	29,150
Veren, Inc.	33,033	218,678
Weatherford International PLC	55	2,945
		545,058

Oil/Gas Services - 0.5%
NOV, Inc.	5,412	82,371

Packaging/Containers - 0.1%
AptarGroup, Inc.	123	18,251

Pharmaceuticals - 4.9%
Alkermes PLC (a)	3,107	102,593
Dexcom, Inc. (a)	1,189	81,197
Elanco Animal Health, Inc. (a)	5,261	55,240
Henry Schein, Inc. (a)	2,090	143,144
Jazz Pharmaceuticals PLC (a)	1,424	176,790
Merck & Co., Inc.	1,180	105,917
Pfizer, Inc.	3,210	81,341
		746,222

Pipelines - 0.9%
TC Energy Corp.	2,919	137,806

Retail - 3.2%
Abercrombie & Fitch Co. - Class A (a)	137	10,463
Brinker International, Inc. (a)	778	115,961
Dollar Tree, Inc. (a)	114	8,558
Five Below, Inc. (a)	1,692	126,773
Gap, Inc.	626	12,902
Penske Automotive Group, Inc.	164	23,613

The accompanying notes are an integral part of these financial statements.	29

Schedule of Investments	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

Ross Stores, Inc.	72	9,201
Target Corp.	49	5,114
Ulta Beauty, Inc. (a)	67	24,558
Urban Outfitters, Inc. (a)	2,754	144,309
Williams-Sonoma, Inc.	85	13,438
		494,890

Semiconductors - 2.2%
Broadcom, Inc.	1,345	225,193
GLOBALFOUNDRIES, Inc. (a)	447	16,499
Onto Innovation, Inc. (a)	5	607
Semtech Corp. (a)	1,010	34,744
Teradyne, Inc.	645	53,277
		330,320

Software - 2.1%
ACI Worldwide, Inc. (a)	1,900	103,949
CCC Intelligent Solutions Holdings, Inc. (a)	1,647	14,873
Docusign, Inc. (a)	811	66,015
Salesforce, Inc.	297	79,703
Workday, Inc. - Class A (a)	227	53,011
		317,551

Telecommunications - 2.3%
Arista Networks, Inc. (a)	903	69,964
InterDigital, Inc.	614	126,945
Juniper Networks, Inc.	4,422	160,032
		356,941

Toys/Games/Hobbies - 0.1%
Mattel, Inc. (a)	1,135	22,053

Transportation - 1.5%
FedEx Corp.	76	18,527
Kirby Corp. (a)	713	72,020
Matson, Inc.	1,104	141,500
		232,047
TOTAL COMMON STOCKS (Cost $14,410,400)		13,574,205

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
First American Government Obligations Fund - Class X, 4.27% (b)	608,402	608,402
TOTAL SHORT-TERM INVESTMENTS (Cost $608,402)		608,402

TOTAL INVESTMENTS - 92.4% (Cost $15,018,802)		14,182,607
Other Assets in Excess of Liabilities - 7.6%		1,174,731
TOTAL NET ASSETS - 100.0%		$15,357,338

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.	30

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Abercrombie & Fitch Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	$993	$(23)
ACI Worldwide, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,176	238
Acuity, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,897	(32)
Acushnet Holdings Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,511	32
Advanced Energy Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	858	(110)
Airbnb, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	717	(39)
Alcoa Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	13,634	(1,573)
Alcon AG	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,656	(636)
Align Technology, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	16,363	(1,615)
Alkermes PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	11,524	(633)
AMETEK, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,574	(374)
Amgen, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	11,839	515
AptarGroup, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	445	5
Aptiv PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	18,802	(1,876)
Arista Networks, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,671	(546)
Armstrong World Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,536	(199)
Avantor, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,161	(55)
Avnet, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,250	(85)
Badger Meter, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	190	0
Baxter International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	27,110	(664)
Belden, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,805	(221)
BioMarin Pharmaceutical, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,998	68
Bio-Rad Laboratories, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,037	(590)
Bio-Techne Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	117	0
Bloom Energy Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,038	(1,222)
Brinker International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	15,799	(1,071)
Broadcom, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	24,780	(3,551)
Bruker Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,131	(500)
Cabot Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,143	(1,044)
Cal-Maine Foods, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	13,453	(781)
CCC Intelligent Solutions Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,842	(104)
Celestica, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,802	(871)
CF Industries Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	22,507	(47)
CGI, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,596	17
Champion Homes, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,391	(539)
Charles River Laboratories International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	23,331	(2,340)
Chart Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,155	(346)

The accompanying notes are an integral part of these financial statements.	31

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

Choice Hotels International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,062	(91)
Cognex Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,402	(137)
Coherent Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,663	(2,880)
Constellation Energy Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	24,397	(7,031)
Corteva, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	18,753	65
Coty, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	804	(37)
Crane Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	460	(38)
Cummins, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,582	(48)
Darling Ingredients, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,404	345
Deckers Outdoor Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	13,305	(4,462)
Delta Air Lines, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,456	(1,994)
Dexcom, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,673	(289)
Docusign, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,326	(450)
Dolby Laboratories, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,249	(65)
Dollar Tree, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	976	9
DoorDash, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,645	42
Dorman Products, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	603	(22)
Dover Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	16,514	(1,403)
DuPont de Nemours, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	821	(3)
Eastman Chemical Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	1,057	(170)
Eastman Chemical Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,899	(438)
Edwards Lifesciences Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,698	431
Elanco Animal Health, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	95	(1)
Element Solutions, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,477	(489)
EMCOR Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	18,851	(2,354)
Emerson Electric Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	17,542	(2,205)
Enphase Energy, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	29,474	(109)
Enpro, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,294	(309)
EPAM Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,857	(37)
ESCO Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	318	0
Evergy, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,862	90
Exponent, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	486	3
F5, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,385	(66)
FedEx Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,950	152
Five Below, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,265	(2,176)
FMC Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,350	114
Fortive Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,171	6
Franklin Electric Co., Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,661	(249)
Gap, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,793	54
Garmin Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,125	158
Gartner, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,296	(44)
Gates Industrial Corp. PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,211	(1,048)

The accompanying notes are an integral part of these financial statements.	32

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

Generac Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	2,533	(970)
Generac Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	21,404	(4,690)
GLOBALFOUNDRIES, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,990	(37)
Globus Medical, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	512	(71)
Globus Medical, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	20,789	(1,549)
Graphic Packaging Holding Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	29,542	(572)
Henry Schein, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	15,684	(847)
Hershey Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,026	24
Hewlett Packard Enterprise Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,273	(3,607)
Hexcel Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,459	(1,637)
Incyte Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,117	(35)
Ingredion, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	541	(14)
Ingredion, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,301	(204)
InterDigital, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	13,852	(243)
Interparfums, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,352	(701)
IQVIA Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,879	(31)
Itron, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,114	(305)
ITT, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,133	(424)
J M Smucker Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,815	404
Jazz Pharmaceuticals PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	19,616	(2,189)
JBT Marel Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	16,253	(907)
Johnson Controls International PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	561	(35)
Johnson Controls International PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	19,547	(413)
Juniper Networks, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	17,805	86
Kirby Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,778	(300)
Krystal Biotech, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,705	16
Kyndryl Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	11,838	(2,381)
Labcorp Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,164	(12)
Lancaster Colony Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	350	(2)
Las Vegas Sands Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,854	(95)
Lear Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	12,615	(888)
Littelfuse, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,345	(405)
LyondellBasell Industries NV	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	14,080	(961)
Magna International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,605	(860)
Magnolia Oil & Gas Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,932	644
Marathon Petroleum Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,642	(39)
Masimo Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	17,160	(870)
MasTec, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	117	3
Matson, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	6,793	(575)
Matson, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,331	(843)
Mattel, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,565	(23)
Merck & Co., Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	11,759	177

The accompanying notes are an integral part of these financial statements.	33

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

Mohawk Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	14,158	(494)
Molson Coors Beverage Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,826	44
Mueller Water Products, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	101	0
Newmont Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	23,368	2,533
Nexstar Media Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,678	399
NEXTracker, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,892	(581)
NOV, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	913	(28)
NOV, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,797	107
Novanta, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,138	(555)
Okta, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,734	(40)
Onto Innovation, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	121	(10)
Oshkosh Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	16,464	(1,993)
Pan American Silver Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	17,280	834
Parker-Hannifin Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	18,236	(2,069)
Penske Automotive Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,448	(100)
Perrigo Co. PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,075	(48)
Pfizer, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	11,960	(272)
Pilgrim's Pride Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	10,684	2,550
Pilgrim's Pride Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,506	550
Pinnacle West Capital Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,000	68
Plexus Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	384	(122)
Plexus Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,844	(1,010)
Pool Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,865	2
Post Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,774	241
PPG Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,422	30
Primoris Services Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,708	(1,811)
QIAGEN NV	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	2,048	(235)
QIAGEN NV	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	803	(42)
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,513	(100)
Repligen Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	14,124	(2,530)
Robert Half, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,800	(242)
Rockwell Automation, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	21,446	(2,240)
Ross Stores, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,022	25
Royal Caribbean Cruises Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,520	(1,131)
Salesforce, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,856	(758)
Seagate Technology Holdings PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	21,492	(2,869)
Semtech Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,266	(3,865)
Sensata Technologies Holding PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,936	(1,349)
SharkNinja, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,423	(1,327)
Somnigroup International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,952	207
Spirit AeroSystems Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,412	9
SPX Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,765	(390)

The accompanying notes are an integral part of these financial statements.	34

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

Sterling Infrastructure, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,962	(976)
Suncor Energy, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	21,567	554
Target Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	522	5
TC Energy Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	15,013	751
Teck Resources Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,186	(16)
Teledyne Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,470	(225)
Teleflex, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,317	63
Teradyne, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,947	(352)
Texas Pacific Land Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,325	(74)
Thermo Fisher Scientific, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,976	91
Thor Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	910	(60)
Timken Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,384	(473)
Toro Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,620	(733)
Trimble, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,510	(12)
Ulta Beauty, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,398	1
United Therapeutics Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,789	(1,039)
Universal Health Services, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	20,857	1,448
Urban Outfitters, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	15,615	16
US Foods Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	786	19
Vail Resorts, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,040	(3)
Valmont Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	3,424	(464)
Valmont Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	13,127	(1,898)
Valvoline, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,620	(286)
Veren, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	24,686	347
Vertiv Holdings Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	578	(82)
Warner Bros Discovery, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,520	(517)
Watsco, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	15,757	96
Watts Water Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,137	(342)
Weatherford International PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	696	17
WESCO International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,871	(1,828)
West Fraser Timber Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,770	(61)
WESTERN DIGITAL	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	14,514	(2,237)
Wheaton Precious Metals Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	233	4
Williams-Sonoma, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,739	(70)
Workday, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,605	(438)
Xylem, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	12,902	(1,163)
Zebra Technologies Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	7,347	(2,835)
Zebra Technologies Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,324	(2,762)
							$(108,515)

The accompanying notes are an integral part of these financial statements.	35

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
A O Smith Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(13,203)	737
AAON, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(167,433)	3,350
Acadia Healthcare Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(24,862)	12,488
Advanced Drainage Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(52,913)	7,432
AeroVironment, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(10,131)	4,297
Air Products and Chemicals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(5,309)	379
Air Products and Chemicals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(155,423)	7,892
Alaska Air Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(69,499)	9,713
Algonquin Power & Utilities Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/09/2028	(99,618)	12,156
Algonquin Power & Utilities Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(3,901)	851
Allegion PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(8,610)	(55)
Allegro MicroSystems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(2,010)	(316)
Allegro MicroSystems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(171,613)	(4,235)
ALLETE, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(66)	0
American Electric Power Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(190,895)	(24,912)
Antero Midstream Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,340)	(8)
Appfolio, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(23,969)	249
Applied Materials, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(218,115)	31,646
Arcellx, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,658)	355
Archer-Daniels-Midland Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(194,969)	5,705
Archrock, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(46,786)	(2,675)
Arcosa, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(58,071)	2,480
Astera Labs, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(375,682)	55,067
AutoZone, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(34,315)	(2,942)
Avidity Biosciences, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,808)	1,007
AZEK Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(44,734)	150
Becton Dickinson & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(256,089)	1,018
BellRing Brands, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(256,813)	5,909
BILL Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(98,434)	706
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(55,909)	95
Black Hills Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(35,177)	(270)
Boeing Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(370,264)	16,328
Boeing Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(41,785)	1,164
Box, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(15,708)	1,599
Bunge Global SA	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(18,188)	27
Burlington Stores, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(220,455)	2,385
CACI International, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(204,741)	3,191
Cadence Design Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(5,341)	2

The accompanying notes are an integral part of these financial statements.	36

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

CAE, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,402)	12
California Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(5,408)	11
Canadian National Railway Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(164,220)	7,796
Canadian Natural Resources Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(27,196)	140
Canadian Pacific Kansas City Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(229,306)	26,077
Cardinal Health, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(142,454)	(5,332)
Casella Waste Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(33,118)	136
Casey's General Stores, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(152,782)	(8,265)
Cava Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(58,413)	361
CBIZ, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,179)	542
Celanese Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(131,366)	6,170
Cencora, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(167,688)	(9,339)
Charter Communications, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(107,242)	(582)
Chewy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(134,982)	3,675
Cigna Group	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(81,263)	(2,286)
Cleveland-Cliffs, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(18,372)	7,913
Clorox Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,473)	(1)
CNX Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,172)	(106)
Commercial Metals Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(24,569)	750
Commvault Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(94,656)	8,830
Confluent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(211)	0
ConocoPhillips	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(51,355)	(4,376)
Construction Partners, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(42,116)	1,900
Copart, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,429)	(167)
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(27,641)	(5,746)
Core & Main, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,498)	11
Credo Technology Group Holding Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(341,199)	24,111
Crinetics Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(10,901)	5,827
Crowdstrike Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(497,138)	2,183
CSW Industrials, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(69,090)	4,615
Cytokinetics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,813)	55
Darden Restaurants, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(21,192)	(60)
Datadog, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(455,374)	98,947
Devon Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(49,555)	(8,486)
Diamondback Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(15,508)	1,987
Diamondback Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(206,245)	8,955
Dick's Sporting Goods, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(33,459)	4,552
DigitalOcean Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,603)	583
Dominion Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(95,599)	(368)
Domino's Pizza, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(165,402)	4,789
Dow, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(96,938)	37,260
Dow, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(246,570)	26,600

The accompanying notes are an integral part of these financial statements.	37

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

DT Midstream, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(183,794)	(6,290)
DTE Energy Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(66,923)	(7,110)
DTE Energy Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(36,088)	(2,185)
Duke Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(350,908)	(20,031)
Duolingo, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(30,433)	1,423
Eagle Materials, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,329)	97
eBay, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(269,091)	881
Enbridge, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(64,560)	(14,298)
Enbridge, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(181,715)	(7,967)
EnerSys	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(38,097)	3,657
Ensign Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(80,099)	899
Esab Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,748)	99
Exact Sciences Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,433)	4,202
Exelon Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(179,666)	(11,419)
Expand Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(14,472)	(66)
Fastenal Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(93,603)	863
FirstEnergy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(17,421)	578
FirstEnergy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(175,423)	(5,680)
Flowers Foods, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,479)	32
Fortis, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(11,076)	(411)
Franco-Nevada Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(20,798)	(3,358)
Franco-Nevada Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(306,927)	(55,229)
Freeport-McMoRan, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(270,018)	5,974
Freshpet, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(78,097)	4,496
Frontier Communications Parent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(24,206)	(119)
Frontier Communications Parent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(208,526)	(3,376)
Genuine Parts Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(38,125)	(216)
Genuine Parts Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(256,747)	6,305
GEO Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,242)	(23)
GFL Environmental, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(13,285)	(964)
Gitlab, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(470)	(4)
Glaukos Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(121,647)	6,270
Graphic Packaging Holding Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(29,542)	2,956
GXO Logistics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(40,252)	1,715
Halliburton Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(65,252)	2,171
Herc Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(69,820)	9,015
Hess Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(14,216)	57
Hims & Hers Health, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(16,312)	1,744
Honeywell International, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(82,583)	641
Hormel Foods Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(52,010)	(2,540)
Humana, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(142,884)	(357)
Huntington Ingalls Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(151,602)	(3,327)

The accompanying notes are an integral part of these financial statements.	38

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

Immunovant, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(24,319)	16,202
Insmed, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(29,906)	(3,379)
Installed Building Products, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(15,603)	286
Intel Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(440,483)	(37,146)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(453)	145
Ionis Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(45,738)	4,749
IonQ, Inc.	Morgan Stanley	Pay	EFFR + (0.63)%	Termination	11/14/2029	(18,649)	1,926
Joby Aviation, Inc.	Morgan Stanley	Pay	EFFR + (0.83)%	Termination	11/14/2029	(15,538)	2,499
Kenvue, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(243,277)	(11,721)
Keurig Dr Pepper, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(88,288)	(1,896)
Klaviyo, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(59,794)	12,226
Knife River Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(17,862)	1,304
Lamb Weston Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(142,418)	(289)
Leonardo DRS, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,833)	134
Light & Wonder, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,551)	787
Lowe's Cos., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(61,573)	1,417
Lucid Group, Inc.	Morgan Stanley	Pay	EFFR + (1.38)%	Termination	11/14/2029	(12,168)	(1,292)
Lumen Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(134,636)	32,291
Madison Square Garden Sports Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(46,928)	743
Maplebear, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(15,118)	308
Martin Marietta Materials, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(251,975)	33,510
Martin Marietta Materials, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,081)	1,792
Matador Resources Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(43,324)	658
Matador Resources Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(14,407)	820
Maximus, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(31,436)	458
McKesson Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(231,509)	(12,750)
MGM Resorts International	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(5,661)	1,008
Microchip Technology, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(41,826)	9,189
Molina Healthcare, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(189,399)	(8,178)
Mondelez International, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,762)	(91)
MongoDB, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(345,889)	23,181
Moog, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(1,734)	421
Moog, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(125,679)	3,521
Motorola Solutions, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(103,323)	(1,018)
Neogen Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/09/2028	(7,205)	7,792
New Jersey Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(92,037)	(3,037)
NextEra Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(50,970)	371
Noble Corp. PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,683)	84
Nordson Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(130,109)	8,184
Northrop Grumman Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(27,649)	2
Nutrien Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,272)	(203)
Nuvalent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(10,851)	1,120

The accompanying notes are an integral part of these financial statements.	39

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

NXP Semiconductors NV	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(255,821)	40,963
Occidental Petroleum Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(382,984)	3,702
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(31,883)	(4,143)
ONE Gas, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(18,444)	(633)
ONE Gas, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(76)	1
ONEOK, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(330,899)	(14,487)
Onestream, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,500)	46
Option Care Health, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(54,872)	(5,402)
Oracle Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(458,577)	84,861
O'Reilly Automotive, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(65,899)	(2,978)
Otis Worldwide Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(104,851)	(1,683)
Parsons Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(6,158)	216
Paycom Software, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(5,680)	74
Paylocity Holding Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(149,123)	16,084
Performance Food Group Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(5,740)	(107)
Performance Food Group Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(10,222)	827
Phillips 66	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(58,900)	742
Planet Fitness, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(16,617)	609
PPL Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(15,997)	(40)
Primo Brands Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(24,701)	(1,405)
Public Service Enterprise Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(267,887)	(5,853)
Pure Storage, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(340,392)	44,703
RadNet, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(10,690)	336
Range Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,684)	(1,567)
Reddit, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(54,653)	(1,217)
Revolution Medicines, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(10,431)	807
RH	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(16,878)	131
Rogers Communications, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(7,377)	254
Roivant Sciences Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(6,700)	(28)
Rollins, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(24,530)	(1,364)
Roper Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(5,306)	(37)
RTX Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(81,198)	(367)
RXO, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(1,452)	816
RXO, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(8,194)	3,806
Saia, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,267)	6,086
Samsara, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(46,418)	(2,426)
Sanmina Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,524)	71
Sarepta Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(56,864)	54,387
Sarepta Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(52,205)	27,505
Schneider National, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(297)	52
Sempra	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(99,333)	(89)
SentinelOne, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(154,930)	29,982

The accompanying notes are an integral part of these financial statements.	40

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

Sherwin-Williams Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(19,555)	436
SiTime Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(13,453)	1,408
Six Flags Entertainment Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(5,921)	1,363
Skechers USA, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(41,620)	4,769
Skechers USA, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(104,759)	15,179
Snap, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(14,532)	0
Solventum Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(23,040)	720
Sonoco Products Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(109,172)	(927)
Southwest Gas Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(13,427)	432
Spire, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,661)	(63)
Sprouts Farmers Market, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(66,704)	(1,324)
Steel Dynamics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(386,747)	12,559
Summit Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.78)%	Termination	11/14/2029	(17,554)	(389)
Super Micro Computer, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(16,196)	5,934
Synopsys, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(452,008)	55,703
Targa Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(382,096)	(13,000)
TD SYNNEX Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(12,995)	(46)
Tempus AI, Inc.	Morgan Stanley	Pay	EFFR + (6.23)%	Termination	11/14/2029	(24,072)	(1,404)
Tenet Healthcare Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(58,642)	(2,779)
Textron, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(48,119)	1,539
Tractor Supply Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(5,896)	(65)
TransDigm Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(307,090)	(5,517)
Trex Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(222,988)	500
Twilio, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(35,248)	3,024
UFP Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,034)	66
UiPath, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(45,526)	796
UL Solutions, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(52,734)	(1,351)
United Rentals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(30,082)	1,085
United States Cellular Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,112)	3
United States Steel Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,200)	(1,799)
UnitedHealth Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(398,050)	(8,423)
Varonis Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(5,663)	150
Vaxcyte, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(39,044)	32,075
Veralto Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(26,604)	635
Verisk Analytics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,464)	(5)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(381,069)	(3,958)
Vertex, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(82,309)	(3,098)
VIKING HOLDINGS Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(70,199)	731
Vulcan Materials Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(290,692)	15,575
Warner Music Group Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(114,929)	9,694
Waste Management, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(351,895)	(7,336)
WEC Energy Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(22,232)	(2,506)

The accompanying notes are an integral part of these financial statements.	41

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

March 31, 2025 (Unaudited)

WEC Energy Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(167,393)	(16,193)
Woodward, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(34,308)	1,154
Xcel Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(166,569)	(4,811)
Zeta Global Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,997)	1,002
Zimmer Biomet Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(193,198)	(10,295)
							$742,350
Net Unrealized Appreciation (Depreciation)							$633,835

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.	42

Statements of Assets and Liabilities	Gotham ETFs
March 31, 2025 (Unaudited)
	Gotham Enhanced 500 ETF	Gotham 1000 Value ETF	Gotham Short Strategies ETF
ASSETS:
Investments, at value (Note 2)	$521,381,076	$210,321,147	$14,182,607
Receivable for investments sold	3,574,459	1,770,905	151,377
Dividends receivable	367,804	181,537	8,621
Dividend tax reclaims receivable	3,887	11,065	963
Security lending income receivable (Note 6)	844	4,362	—
Cash	—	3,814	1,017,963
Interest receivable	1,297	484	2,870
Receivable for swap contracts (Note 2)	—	—	1,192,671
Foreign currency, at value	—	—	298
Total assets	525,329,367	212,293,314	16,557,370

LIABILITIES:
Payable upon return of securities loaned (Note 6)	10,864,006	34,273,775	—
Payable for investments purchased	3,476,091	1,721,447	623,811
Payable to adviser (Note 4)	220,507	75,566	17,385
Payable for swap contracts (Note 2)	—	—	558,836
Total liabilities	14,560,604	36,070,788	1,200,032
NET ASSETS	$510,768,763	$176,222,526	$15,357,338

NET ASSETS CONSISTS OF:
Paid-in capital	$451,981,420	$167,163,360	$31,250,274
Total distributable earnings/(accumulated losses)	58,787,343	9,059,166	(15,892,936)
Total net assets	$510,768,763	$176,222,526	$15,357,338

Net assets	$510,768,763	$176,222,526	$15,357,338
Shares issued and outstanding(a)	16,600,000	7,650,000	1,892,414
Net asset value per share	$30.77	$23.04	$8.12

COST:
Investments, at cost	$453,108,507	$209,357,791	$15,018,802
Foreign currency, at cost	$—	$—	$303

LOANED SECURITIES:
at value (included in investments)	$10,762,753	$33,511,191	$—

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	43

Statements of Operations	Gotham ETFs
For the Six-Months Ended March 31, 2025 (Unaudited)

	Gotham Enhanced 500 ETF	Gotham 1000 Value ETF	Gotham Short Strategies ETF
INVESTMENT INCOME:
Dividend income	$3,678,237	$1,784,533	$69,701
Less: Dividend withholding taxes	(262)	(48,109)	(1,387)
Less: Issuance fees	(76)	(34)	(1)
Interest income	11,431	3,782	9,068
Securities lending income (Note 6)	6,826	29,355	—
Total investment income	3,696,156	1,769,527	77,381

EXPENSES:
Investment advisory fee (Note 4)	1,681,360	582,867	82,666
Interest expense	—	—	—
Total expenses	1,681,360	582,867	82,666
Expense reimbursement by Adviser (Note 4)	(388,006)	(134,508)	—
Net expenses	1,293,354	448,359	82,666
NET INVESTMENT INCOME/(LOSS)	2,402,802	1,321,168	(5,285)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,525,829	9,213,944	695,010
Swap contracts	—	—	(404,137)
Foreign currency transactions	—	—	(11,586)
Net realized gain (loss)	4,525,829	9,213,944	279,017
Net change in unrealized appreciation (depreciation) on:
Investments	(17,284,921)	(18,933,975)	(1,405,217)
Swap contracts	—	—	979,446
Foreign currency translation	—	(35)	(14)
Net change in unrealized appreciation (depreciation)	(17,284,921)	(18,934,010)	(425,785)
Net realized and unrealized gain (loss)	(12,759,092)	(9,720,066)	(134,927)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,356,290)	$(8,398,898)	$(152,053)

The accompanying notes are an integral part of these financial statements.	44

Statements of Changes in Net Assets	Gotham ETFs

	Gotham Enhanced 500 ETF		Gotham 1000 Value ETF
	Six-Months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024	Six-Months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$2,402,802	$4,225,499	$1,321,168	$2,371,264
Net realized gain (loss)	4,525,829	31,236,269	9,213,944	15,923,750
Net change in unrealized appreciation (depreciation)	(17,284,921)	79,902,044	(18,934,010)	16,676,962
Net increase (decrease) in net assets from operations	(10,356,290)	115,363,812	(8,398,898)	34,971,976

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,292,739)	(3,836,259)	(5,134,636)	(2,397,237)
Total distributions to shareholders	(4,292,739)	(3,836,259)	(5,134,636)	(2,397,237)

CAPITAL TRANSACTIONS:
Subscriptions	36,375,405	187,238,243	28,495,985	57,140,840
Redemptions	(2,441,720)	(100,773,273)	(3,508,515)	(61,299,990)
ETF transaction fees (See Note 9)	251	1,158	—	—
Net increase (decrease) in net assets from capital transactions	33,933,936	86,466,128	24,987,470	(4,159,150)

NET INCREASE (DECREASE) IN NET ASSETS	19,284,907	197,993,681	11,453,936	28,415,589

NET ASSETS:
Beginning of the period	491,483,856	293,490,175	164,768,590	136,353,001
End of the period	$510,768,763	$491,483,856	$176,222,526	$164,768,590

SHARES TRANSACTIONS
Subscriptions	1,100,000	6,700,000	1,150,000	2,550,000
Redemptions	(75,000)	(3,500,000)	(150,000)	(2,700,000)
Total increase (decrease) in shares outstanding	1,025,000	3,200,000	1,000,000	(150,000)

The accompanying notes are an integral part of these financial statements.	45

Statements of Changes in Net Assets	Gotham ETFs

	Gotham Short Strategies ETF
	Six-Months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$(5,285)	$115,235
Net realized gain (loss)	279,017	1,005,189
Net change in unrealized appreciation (depreciation)	(425,785)	(1,322,595)
Net increase (decrease) in net assets from operations	(152,053)	(202,171)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(88,870)	(46,249)
Total distributions to shareholders	(88,870)	(46,249)

CAPITAL TRANSACTIONS:
Subscriptions	4,870,605	6,493,298
Redemptions	(1,160,735)	(13,481,644)
Net increase (decrease) in net assets from capital transactions	3,709,870	(6,988,346)

NET INCREASE (DECREASE) IN NET ASSETS	3,468,947	(7,236,766)

NET ASSETS:
Beginning of the period	11,888,391	19,125,157
End of the period	$15,357,338	$11,888,391

SHARES TRANSACTIONS
Subscriptions	625,000	780,773
Redemptions	(150,000)	(1,666,932)
Total increase (decrease) in shares outstanding	475,000	(886,159)

(a)	Prior to November 6, 2023, the Fund operated as a traditional, open-end mutual fund and series of FundVantage Trust. See Note 1.

The accompanying notes are an integral part of these financial statements.	46

Financial Highlights	Gotham Enhanced 500 ETF
For a share outstanding throughout the periods presented

	Six-Months	Year ended September 30,
	ended March 31, 2025 (Unaudited)	2024	2023	2022	Period ended September 30, 2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$31.56	$23.72	$19.68	$23.10	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.30	0.30	0.28	0.19
Net realized and unrealized gain (loss) on investments(c)	(0.67)	7.82	4.00	(3.64)	2.91
Total from investment operations	(0.52)	8.12	4.30	(3.36)	3.10

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.28)	(0.26)	(0.06)	—
Total distributions	(0.27)	(0.28)	(0.26)	(0.06)	—

ETF transaction fees per share	0.00(d)	0.00(d)	—	—	—
Net asset value, end of period	$30.77	$31.56	$23.72	$19.68	$23.10

TOTAL RETURN(e)	-1.69%	34.47%	22.01%	-14.62%	15.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$510,769	$491,484	$293,490	$262,264	$87,799
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.65%	0.65%	0.65%	0.65%	0.65%
After expense reimbursement/recoupment(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(f)	0.93%	1.08%	1.17%	1.05%	0.92%
Portfolio turnover rate(e)(g)	66%	144%	134%	59%	36%

(a)	Inception date of the Fund was December 28, 2020.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	47

Financial Highlights	Gotham 1000 Value ETF
For a share outstanding throughout the periods presented

	Six-Months	Year ended September 30,
	ended March 31, 2025 (Unaudited)	2024	2023	Period ended September 30, 2022(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.78	$20.05	$16.68	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.18	0.34	0.35	0.13
Net realized and unrealized gain (loss) on investments(c)	(1.24)	4.74	3.20	(3.45)
Total from investment operations	(1.06)	5.08	3.55	(3.32)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.35)	(0.18)	—
Net realized gains	(0.21)	—	—	—
Total distributions	(0.68)	(0.35)	(0.18)	—
Net asset value, end of period	$23.04	$24.78	$20.05	$16.68

TOTAL RETURN(d)	-4.47%	25.56%	21.37%	-16.58%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$176,223	$164,769	$136,353	$33,368
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.65%	0.65%	0.65%	0.65%
After expense reimbursement/recoupment(e)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)	1.47%	1.52%	1.78%	2.22%
Portfolio turnover rate(d)(f)	105%	199%	155%	52%

(a)	Inception date of the Fund was June 7, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	48

Financial Highlights	Gotham Short Strategies ETF
For a share outstanding throughout the periods presented

	Six-Months	Year ended September 30,
	ended March 31, 2025 (Unaudited)	2024(a)	2023	2022	2021	2020
PER SHARE DATA:

Net asset value, beginning of period	$8.39	$8.30	$9.02	$5.90	$7.42	$8.78

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.00)(e)	0.06	0.00(c)	0.01	(0.02)	0.01
Net realized and unrealized gain (loss) on investments(d)	(0.21)	0.05	(0.72)	3.22	(1.50)	(1.35)
Total from investment operations	(0.21)	0.11	(0.72)	3.23	(1.52)	(1.34)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.02)	—	(0.12)	(0.00)(e)	(0.02)
Return of capital	—	—	—	—	—	(0.00)(e)
Total distributions	(0.06)	(0.02)	—	(0.12)	(0.00)(e)	(0.02)
Redemption fee per share	—	—	0.00(c)	0.01	0.00(c)	0.00(c)
Net asset value, end of period	$8.12	$8.39	$8.30	$9.02	$5.90	$7.42

TOTAL RETURN(f)	-2.46%	1.29%	-7.98%	55.96%	-20.47%	-15.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,357	$11,888	$19,125	$18,739	$1,520	$37,619
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	1.35%	1.61%	2.23%	3.52%	2.92%	1.88%
After expense reimbursement/recoupment(g)	1.35%	1.51%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(g)	(0.09)%	0.74%	0.05%	0.09%	(0.25)%	0.12%
Portfolio turnover rate(f)(h)	311%	538%	670%	717%	459%	692%

(a)	Prior to November 6, 2023, the Fund operated as a traditional, open-end mutual fund and series of FundVantage Trust. See Note 1.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $(0.005) per share.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	49

Notes to the Financial Statements	Gotham ETFs

March 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Gotham Enhanced 500 ETF, Gotham 1000 Value ETF, and Gotham Short Strategies ETF are each diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Gotham Asset Management, LLC (“Gotham” or the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.”

The Gotham Enhanced 500 ETF commenced operations on December 28, 2020, the Gotham 1000 Value ETF commenced operations on June 7, 2022, and the Gotham Short Strategies ETF commenced operations on January 31, 2008. Effective November 6, 2023, the Gotham Short Strategies Fund (the “Predecessor Fund”), a mutual fund and series of FundVantage Trust, was converted into an exchange-traded fund through the reorganization of the Predecessor Fund into the Gotham Short Strategies ETF, a newly created corresponding series of the Trust with substantially similar investment objectives and substantially similar principal investment strategies as the Predecessor Fund. The Gotham Short Strategies ETF has adopted the accounting history and performance of the Predecessor Fund. For financial reporting purposes, assets received and shares issued by the Gotham Short Strategies ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Gotham Short Strategies ETF realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The investment objective of each of the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF is to seek long-term capital appreciation. The investment objective of the Gotham Short Strategies ETF is to seek long-term capital appreciation and to provide positive returns in down markets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps, currency swaps and swaptions, are priced by an approved independent pricing service. The independent pricing service will include unadjusted exchange close prices but may also provide prices with observable market data inputs in an evaluated valuation methodology.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to the Financial Statements	Gotham ETFs

March 31, 2025 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2025:

Gotham Enhanced 500 ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$501,755,135	$—	$—	$501,755,135
Real Estate Investment Trusts - Common	8,263,957	—	—	8,263,957
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	10,864,006
Money Market Funds	497,978	—	—	497,978
Total Investments	$510,517,070	$—	$—	$521,381,076

Gotham 1000 Value ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$175,718,784	$—	$—	$175,718,784
Real Estate Investment Trusts - Common	180,874	—	—	180,874
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	34,273,775
Money Market Funds	147,714	—	—	147,714
Total Investments	$176,047,372	$—	$—	$210,321,147

Gotham Short Strategies ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$13,574,205	$—	$—	$13,574,205
Money Market Funds	608,402	—	—	608,402
Total Investments	$14,182,607	$—	$—	$14,182,607

Notes to the Financial Statements	Gotham ETFs

March 31, 2025 (Unaudited)

Other Financial Instruments(b):
Total Return Swaps	$1,192,671	$—	$—	$1,192,671
Total Other Financial Instruments	$1,192,671	$—	$—	$1,192,671

Liabilities:
Other Financial Instruments(b):
Total Return Swaps	$(558,836)	$—	$—	$(558,836)
Total Other Financial Instruments	$(558,836)	$—	$—	$(558,836)

Refer to the Schedules of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per Share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedules of Investments.

(b)	The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) as of March 31, 2025.

B.	Derivative Instruments. Total return swaps are a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The Gotham Short Strategies ETF will generally enter into swap agreements on a net basis, which means the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The following tables show the effects of derivative instruments on the Gotham Short Strategies ETF’s financial statements.

For the period ended March 31, 2025, the Gotham Short Strategies ETF’s monthly average quantity and notional value are described below:

	Average Contracts	Average Notional Amount
Total Return Swaps
Purchased	$18,520,299	$1,269,565
Total Return Swaps
Written	(1,585,656)	(18,770,440)

The effect of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Asset Derivatives as of March 31, 2025		Liability Derivatives as of March 31, 2025
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Total Return Swaps	Appreciation on swap agreements	$1,192,671	Depreciation on swap agreements	$558,836

Notes to the Financial Statements	Gotham ETFs

March 31, 2025 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2025:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Total Return Swaps	Realized and unrealized gain (loss) on swap contracts	$(404,137)	$979,446

C.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of March 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares of a Fund on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Notes to the Financial Statements	Gotham ETFs

March 31, 2025 (Unaudited)

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

I.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of that Fund’s net assets, that Fund will take such steps as set forth in the Program.

K.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Gotham Short Strategies ETF has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Counterparty Risk (Gotham Short Strategies ETF Only). Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Notes to the Financial Statements	Gotham ETFs

March 31, 2025 (Unaudited)

Database Error Risk. The investment strategies used by the Sub-Adviser, rely on proprietary databases and third-party data sources. Data entries made by the Sub-Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Funds acquiring or selling investments based on incorrect information.

Derivatives Risk (Gotham Short Strategies ETF Only). The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of short and/or long equity security positions selected by the Sub-Adviser. In general, with a derivative, the Fund will be exposed to additional risks that are separate from those associated with short sales. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Sub-Adviser and a counterparty. The Sub-Adviser will retain the ability to adjust the notional exposure of the swap at its discretion, as well as the composition of the reference short securities basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any such costs and expenses will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

Exchanged Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk (Gotham Short Strategies ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., swap agreements that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Gotham Short Strategies ETF may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Notes to the Financial Statements	Gotham ETFs

March 31, 2025 (Unaudited)

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in their portfolios. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Large-Capitalization Investing Risk The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Leverage Risk (Gotham Short Strategies ETF Only). The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Liquidity Risk (Gotham Short Strategies ETF Only). The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Mid-Capitalization Investing Risk (Gotham 1000 Value ETF and Gotham Short Strategies ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

OTC Trading Risk (Gotham Short Strategies ETF Only). Certain of the derivatives in which the Fund invests may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Sector Risk. At times the Funds may increase the relative emphasis of their investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Funds increase the relative emphasis of their investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

Notes to the Financial Statements	Gotham ETFs

March 31, 2025 (Unaudited)

Short Sale Risk (Gotham Short Strategies ETF Only). Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Small- and Mid-Cap Securities Risk (Gotham Short Strategies ETF Only). In addition to large cap securities, the Fund also invests in small and mid-cap companies. Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Systems Risk. The Funds depend on the Sub-Adviser to develop and implement appropriate systems to provide sub-advisory services. The Sub-Adviser relies extensively on computer programs and systems to implement and monitor each Fund’s investment strategy. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Funds.

Value Style Risk. The Sub-Adviser buys securities, on behalf of the Funds, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values or because the Sub-Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Gotham Short Strategies ETF shorts securities the Sub-Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Sub-Adviser believes is its true market value because the market fails to recognize what the Sub-Adviser considers to be the company’s value, because the Sub-Adviser misjudges that value or because the Sub-Adviser is required to purchase the security before its investment thesis could be realized.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board. With respect to the Gotham Short Strategies ETF, the Adviser is responsible for any trading of portfolio securities that may be required in connection with the issuance or redemption of Creation Units for the Fund, including selecting broker-dealers to execute purchase and sales transactions. The Adviser has, however, delegated trading authority in connection with the day-to-day management of the Gotham Short Strategies ETF’s portfolio to the Sub-Adviser, including selecting broker-dealers to execute purchase and sales transactions.

Notes to the Financial Statements	Gotham ETFs

March 31, 2025 (Unaudited)

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Funds as follows:

Fund	Investment Advisory Fee	Investment Advisory Fee After Waiver
Gotham Enhanced 500 ETF	0.65%	0.50%
Gotham 1000 Value ETF	0.65%	0.50%
Gotham Short Strategies ETF	1.35%	N/A*

*	Prior to reorganizing into the Gotham Short Strategies ETF, the Predecessor Fund waived expenses to an expense cap of 1.35% of average daily net assets during the period October 1, 2023 through November 3, 2023.

The Adviser has contractually agreed to a reduced Investment Advisory Fee for the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF to 0.50% until at least January 31, 2026 (the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements.

Out of each Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended March 31, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to each Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF portfolios, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Adviser may retain responsibility for trading portfolio securities for the Gotham Short Strategies ETF or may delegate such authority to the Sub-Adviser. The Sub-Adviser currently exercises trading authority in connection with the day-to-day management of the Gotham Short Strategies ETF portfolio, including selecting broker-dealers to execute purchase and sale transactions; however, trading authority related to the issuance or redemption of creation units is currently being exercised by the Adviser. If the Adviser determines to retain trading authority, the Sub-Adviser will no longer trade the Gotham Short Strategies ETF’s portfolio securities. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50% of average daily net assets for the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF and 1.20% of average daily net assets for the Gotham Short Strategies ETF.

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser. For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by each Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent for the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF.

Notes to the Financial Statements	Gotham ETFs

March 31, 2025 (Unaudited)

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

For the Predecessor Fund, prior to its reorganization into the Trust, the investment adviser, custodian, fund administrator and transfer agent, and principal underwriter were Gotham Asset Management, LLC, The Bank of New York Mellon, BNY Mellon Investment Servicing (US) Inc., and Foreside Funds Distributors LLC, respectively.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – SECURITIES LENDING

The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF. The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand. The Gotham Short Strategies ETF does not currently participate in securities lending.

As of March 31, 2025, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
Gotham Enhanced 500 ETF	$10,762,753	$10,864,006	2.1%
Gotham 1000 Value ETF	33,511,191	34,273,775	19.0%

As of March 31, 2025, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

Notes to the Financial Statements	Gotham ETFs

March 31, 2025 (Unaudited)

During the six-months ended March 31, 2025, the Funds loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations.

The Funds are not subject to a master netting agreement with respect to each Funds’ participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six-months ended March 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Gotham Enhanced 500 ETF	$338,939,039	$338,227,660
Gotham 1000 Value ETF	188,106,565	191,319,713
Gotham Short Strategies ETF	38,269,944	34,319,751

For the six-months ended March 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended March 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Gotham Enhanced 500 ETF	$33,587,154	$2,296,357
Gotham 1000 Value ETF	27,628,436	3,414,116
Gotham Short Strategies ETF	—	—

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2025 (estimated) and prior fiscal year ended September 30, 2024 were as follows:

Fund	Distributions paid from:	March 31, 2025	September 30, 2024
Gotham Enhanced 500 ETF	Ordinary Income	$4,292,739	$3,836,259
Gotham 1000 Value ETF	Ordinary Income	3,553,968	2,397,237
Gotham 1000 Value ETF	Capital Gains	1,580,668	—
Gotham Short Strategies ETF	Ordinary Income	88,870	46,249

Notes to the Financial Statements	Gotham ETFs

March 31, 2025 (Unaudited)

As of the prior fiscal year ended September 30, 2024, the components of the distributable earnings/(accumulated losses) on a tax basis were as follows:

	Gotham Enhanced 500 ETF	Gotham 1000 Value ETF	Gotham Short Strategies ETF
Investments, at cost (a)	$429,645,800	$164,481,239	$10,481,662
Gross tax unrealized appreciation	90,366,227	21,361,119	1,959,485
Gross tax unrealized depreciation	(15,204,369)	(3,903,075)	(1,925,156)
Net tax unrealized appreciation (depreciation)	75,161,858	17,458,044	34,329
Undistributed ordinary income (loss)	3,148,493	3,553,968	80,186
Undistributed long-term capital gain (loss)	—	1,580,652	—
Total distributable earnings/(accumulated losses)	3,148,493	5,134,620	80,186
Other accumulated gain (loss)	(4,873,979)	36	(15,766,528)
Total distributable earnings/(accumulated losses)	$73,436,372	$22,592,700	$(15,652,013)

a)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the prior fiscal year ended September 30, 2024, the Funds have not elected to defer any post-October or late-year losses.

As of the prior fiscal year ended September 30, 2024, the Gotham Enhanced 500 ETF had long-term capital loss carryovers of $(4,873,979) and the Gotham Short Strategies ETF had short-term capital loss carryovers of $(15,758,662), which do not expire.

NOTE 9 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Notes to the Financial Statements	Gotham ETFs

March 31, 2025 (Unaudited)

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 6, 2025

* Print the name and title of each signing officer under his or her signature.